UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-07140

Van Kampen Series Funds, Inc.
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)

Ronald Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	6/30

Date of reporting period:	3/31/06

Item 1. Schedule of Investments.

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Van Kampen American Value Fund

Portfolio of Investments March 31, 2006 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks and Equivalents 92.3%
Advertising 2.1%
Valassis Communications, Inc. (a)	362,730	$10,653,380

Aerospace & Defense 2.1%
Goodrich Corp.	255,640	11,148,460

Airlines 3.1%
Southwest Airlines Co.	900,670	16,203,053

Application Software 1.9%
Cognos, Inc. (Canada) (a)	258,570	10,058,373

Asset Management & Custody Banks 3.9%
Investors Financial Services Corp.	213,570	10,010,026
Northern Trust Corp.	190,690	10,011,225
		20,021,251

Biotechnology 5.1%
Applera Corp.	547,640	14,862,950
Chiron Corp. (a)	249,430	11,426,388
		26,289,338

Broadcasting & Cable TV 1.2%
Univision Communications, Inc., Class A (a)	181,600	6,259,752

Chemicals 1.7%
Albemarle Corp.	195,150	8,850,053

Computer Hardware 2.1%
Diebold, Inc.	266,610	10,957,671

Data Processing & Outsourced Services 0.3%
BISYS Group, Inc. (a)	115,040	1,550,739

Financial 1.7%
Amvescap Plc-ADR (United Kingdom)	461,860	8,710,680

General Merchandise Stores 1.9%
Dollar General Corp.	555,720	9,819,572

Health Care Facilities 1.1%
Tenet Healthcare Corp. (a)	763,390	5,633,818

Health Care Supplies 1.8%
Bausch & Lomb, Inc.	147,680	9,407,216

Household Appliances 2.0%
Snap-On, Inc.	269,120	10,258,854

Housewares & Specialties 1.9%
Newell Rubbermaid, Inc.	388,950	$9,797,651

Human Resource & Employment Services 3.1%
Manpower, Inc.	278,080	15,900,614

Insurance Brokers 2.2%
Marsh & McLennan Cos., Inc.	389,890	11,447,170

Integrated Oil & Gas 1.9%
Amerada Hess Corp.	68,000	9,683,200

Integrated Telecommunication Services 2.0%
CenturyTel, Inc.	270,460	10,580,395

Investment Banking & Brokerage 6.1%
A.G. Edwards, Inc.	196,920	9,818,431
Charles Schwab Corp.	667,400	11,485,954
Lazard, Ltd., Class A (Bermuda)	239,670	10,605,398
		31,909,783

Life & Health Insurance 2.8%
Conseco, Inc. (a)	584,670	14,511,509

Movies & Entertainment 2.8%
Warner Music Group Corp.	673,470	14,607,564

Multi-Utilities 3.2%
Constellation Energy Group, Inc.	141,030	7,715,751
Wisconsin Energy Corp.	227,460	9,096,125
		16,811,876

Oil & Gas Equipment & Services 1.8%
Cooper Cameron Corp. (a)	214,770	9,467,062

Packaged Foods & Meats 3.2%
ConAgra Foods, Inc.	413,000	8,862,980
Tyson Foods, Inc., Class A	571,390	7,850,899
		16,713,879

Paper Packaging 2.2%
Sealed Air Corp.	193,450	11,194,952

Paper Products 0.5%
MeadWestvaco Corp.	103,950	2,838,875

Personal Products 1.2%
Avon Products, Inc.	203,190	6,333,432

Pharmaceuticals 4.9%
Mylan Laboratories, Inc.	555,370	12,995,658
Watson Pharmaceuticals, Inc. (a)	432,620	12,433,499
		25,429,157

Property & Casualty Insurance 2.4%
ACE, Ltd. (Cayman Islands)	244,270	$12,704,483

Real Estate Investment Trusts 2.2%
KKR Financial Corp. REIT	508,910	11,414,851

Restaurants 1.8%
Outback Steakhouse, Inc.	218,050	9,594,200

Semiconductors 1.3%
Linear Technology Corp.	185,040	6,491,203

Specialty Chemicals 3.5%
International Flavors & Fragrances, Inc.	522,240	17,923,277

Specialty Stores 2.0%
Office Depot, Inc. (a)	274,140	10,208,974

Thrifts & Mortgage Finance 5.3%
Hudson City Bancorp, Inc.	879,050	11,682,575
PMI Group, Inc.	339,050	15,569,176
		27,251,751

Tobacco 2.0%
UST, Inc.	252,560	10,506,496

Total Common Stocks		479,144,564

Investment Company 1.2%
Streettracks Gold Trust (a)		6,313,727

Total Long-Term Investments 93.5%
(Cost $413,107,744)		485,458,291

Repurchase Agreement 5.9%
State Street Bank & Trust Co. ($30,683,000 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 4.72%, dated 03/31/06, to be sold on 04/03/06 at $30,695,069)
(Cost $30,683,000)		30,683,000

Total Investments 99.4%
(Cost $443,790,744)		516,141,291

Other Assets in Excess of Liabilities 0.6%		3,026,117

Net Assets 100.0%		$519,167,408

Percentages are calculated as a percentage of net assets.

(a)		Non-income producing security as this stock currently does not declare dividends.

REIT	-	Real Estate Investment Trust
ADR	-	American Depository Receipts

Van Kampen Emerging Markets Fund

Portfolio of Investments March 31, 2006 (Unaudited)

Description	Number of Shares	Value

Common Stocks 93.3%
Austria 0.4%
Raiffeisen International Bank-Holding AG	21,861	$1,865,054

Bermuda 2.0%
Asia Aluminum Holdings Ltd. (a)	6,703,000	1,209,437
Central European Media Enterprises Ltd., Class A (a)	25,500	1,749,555
Credicorp Ltd.	45,400	1,202,192
GOME Electrical Appliances Holdings Ltd.	3,161,000	3,503,554
Moulin International Holdings (a) (b) (c)	468,000	0
TPV Technology Ltd.	1,847,000	2,034,632
Victory City International Holdings	1,053,000	379,990
		10,079,360

Brazil 9.7%
Aracruz Celulose SA - ADR	4,130	218,642
Banco Itau SA - ADR	184,107	5,480,865
Brasil Telecom SA	491,164	4,312
Companhia Brasileira de Distribuicao Grupo Pao de Acucar - ADR	54,600	2,301,390
Companhia Paranaense de Energia-Copel - ADR	19,400	190,508
Companhia Vale do Rio Doce - ADR	219,456	9,487,083
Companhia Vale do Rio Doce - ADR	10,900	528,977
CPFL Energia SA	90,285	1,268,329
CPFL Energia SA - ADR	15,040	631,680
Empresa Brasileira de Aeronautica SA - ADR	43,470	1,601,870
Gerdau SA - ADR	58,893	1,326,270
Lojas Arapua SA, 144A - Private Placement - GDR (a) (b) (c) (d)	24,635	0
Lojas Renner SA	6,100	332,625
Natura Cosmeticos SA	85,000	1,012,616
Petroleo Brasileiro SA - ADR	118,329	9,448,571
Petroleo Brasileiro SA - ADR	62,093	5,381,600
Tam SA - ADR (a)	94,000	1,770,960
Telesp Celular Participacoes SA (a)	10,666	61,610
Tim Participacoes SA - ADR	27,500	1,018,325
Tractebel Energia SA	139,200	1,183,586
Uniao de Bancos Brasileiros SA - ADR	61,280	4,529,205
Vivo Participacoes SA (a)	10,073	41,199
		47,820,223

Cayman Islands 1.0%
China Techfaith Wireless Communication Technology Ltd. - ADR (a)	23,300	337,384
Global Bio-chem Technology Group Co., Ltd.	3,980,000	2,090,242
Hopewell Highway Infrastructure Ltd.	1,190,000	889,530
Kingboard Chemicals Holdings	456,000	1,381,079
		4,698,235

Chile 0.6%
Enersis SA - ADR	236,100	2,800,146

China 3.0%
Air China Ltd., Class H	1,626,000	628,677
Bank of Communications Ltd., Class H	3,093,000	1,953,268
China Construction Bank, Class H (a)	6,563,000	3,066,170
China Life Insurance Co., Ltd., Class H	1,796,000	2,279,966
Huadian Power International Corp., Ltd., Class H	2,571,000	687,553
PetroChina Co., Ltd., Class H	3,464,000	3,638,491
PICC Property & Casualty Co., Ltd., Class H	1,444,000	530,393
Ping An Insurance Co. of China Ltd., Class H	769,000	1,982,176
		14,766,694

Columbia 0.5%
BanColombia SA - ADR	68,560	2,392,744
Valorem SA (a)	1	0
		2,392,744

Hong Kong 1.2%
China Mobile Hong Kong Ltd.	571,000	2,998,814
China Resources Power Holdings Co., Ltd.	1,847,000	1,344,935
China Unicom Ltd.	1,490,000	1,209,797
Grande Holdings Ltd.	422,000	318,166
Shougang Concord Century	2,688,000	197,465
		6,069,177

Hungary 0.7%
Gedeon Richter Rt.	17,468	3,520,347

India 8.0%
A & M Communications Co., Ltd. (b) (c)	564	1,838
ABB Ltd.	36,500	2,400,511
Aventis Pharma Ltd.	25,000	1,105,506
Bharat Heavy Electricals Ltd.	145,038	7,323,441
Cipla Ltd.	103,000	1,532,154
Container Corp. of India Ltd.	35,000	1,137,539
Gammon India Ltd. - GDR	30,000	364,692
Glenmark Pharmaceuticals Ltd.	117,175	827,466
Gujarat Ambuja Cements Ltd.	183,000	424,601
Gujarat Ambuja Cements Ltd. - GDR	177,000	410,286
HCL Technologies Ltd.	113,500	1,683,371
HDFC Bank Ltd.	85,500	1,486,163
Hero Honda Motors Ltd.	105,680	2,109,563
Hindalco Industries Ltd.	195,000	799,500
Hindustan Lever Ltd.	364,490	2,230,351
Hotel Leelaventure Ltd.	115,000	897,646

Housing Development Finance Corp., Ltd.	54,000	1,621,274
ICICI Bank Ltd. - ADR	36,900	1,021,392
Infosys Technologies Ltd.	30,472	2,041,179
ITC Ltd.	212,000	928,751
ITC Ltd. - GDR (a)	133,500	576,720
Mahindra & Mahindra Ltd.	147,000	2,071,544
Punj Lloyd Ltd. (a)	23,910	581,604
Punjab National Bank Ltd.	98,000	1,079,211
Siemens India Ltd.	15,000	1,915,517
UTI Bank Ltd.	118,000	944,928
UTI Bank Ltd. - GDR	67,000	535,297
Wipro Ltd.	99,500	1,248,893
		39,300,938

Indonesia 0.8%
PT Astra International Tbk	405,800	502,394
PT Bank Central Asia Tbk	548,000	251,777
PT Bank Mandiri	2,974,000	553,104
PT Bank Rakyat Indonesia	1,255,000	538,627
PT Perusahaan Gas Negara	581,500	639,925
PT Telekomunikasi Indonesia	2,011,500	1,527,385
		4,013,212

Israel 0.0%
Elbit Systems Ltd.	1	23

Malaysia 0.7%
Bandar Raya Developments Bhd	743,200	244,162
Commerce Asset Holdings Bhd	489,000	836,442
IOI Corp., Bhd	164,000	592,219
Road Builder (M) Holdings Bhd	417,800	239,352
Telekom Malaysia Bhd	268,000	680,351
Tenaga Nasional Bhd	431,125	983,261
		3,575,787

Mexico 9.5%
America Movil SA de CV, Ser L - ADR	440,927	15,106,159
Corporacion GEO SA de CV, Ser B (a)	275,100	1,049,156
Fomento Economico Mexicano SA de CV, Class B - ADR	57,270	5,249,368
Grupo Televisa SA - ADR	628,440	12,505,956
Wal-Mart de Mexico SA de CV, Ser V	4,327,930	11,454,443
Wal-Mart de Mexico SA de CV, Ser V - ADR	57,898	1,549,342
		46,914,424

Morocco 1.0%
Banque Marocaine du Commerce Exterieur	18,360	2,052,745
Maroc Telecom	89,270	1,332,425
ONA SA	10,061	1,420,541
		4,805,711
Netherlands 0.3%
Efes Breweries International - GDR (a)	42,504	1,551,396

Pakistan 0.9%
Fauji Fertilizer Co., Ltd.	142,000	318,036
National Bank of Pakistan	226,000	1,061,959
Oil & Gas Development Co., Ltd.	462,400	1,212,146
Pakistan Petroleum Ltd.	129,600	584,623
Pakistan Telecommunication Co., Ltd.	1,147,100	1,252,613
		4,429,377

Poland 2.8%
Agora SA	75,951	1,157,121
Bank Millennium SA	777,579	1,730,116
Bank Pekao SA	62,475	3,687,549
Polski Koncern Naftowy Orlen SA	51,007	928,417
Powszechna Kasa Oszczednosci Bank Polski SA	299,888	3,215,783
TVN SA (a)	117,043	3,190,158
		13,909,144

Republic of Korea (South Korea) 11.4%
Amorepacific Corp.	2,720	1,063,812
Cheil Industries, Inc.	42,010	1,539,271
Doosan Heavy Industries & Construction Co., Ltd.	51,180	1,690,900
Doosan Infracore Co., Ltd.	47,530	882,994
Hanjin Heavy Industries & Construction Co., Ltd.	50,640	1,454,154
Hanmi Pharm Co., Ltd.	6,221	861,182
Hyundai Engineering & Construction Co., Ltd. (a)	20,070	1,023,537
Hyundai Mobis	11,780	1,042,692
Hyundai Motor Co.	28,830	2,424,260
Kookmin Bank	61,700	5,327,944
Korea Zinc Co., Ltd.	23,670	1,856,375
KT&G Corp.	39,200	2,210,951
LG Engineering & Construction Corp.	46,610	2,772,806
LG.Philips LCD Co., Ltd. (a)	10,260	462,524
Lotte Shopping Co., Ltd.	1,751	717,268
NHN Corp. (a)	8,160	2,519,555
ORION Corp.	10,248	3,027,147
Pusan Bank	48,470	708,392
Samsung Electronics Co., Ltd.	14,248	9,238,617
Samsung Fire & Marine Insurance Co., Ltd.	16,510	2,183,548
Shinhan Financial Group Co., Ltd.	120,000	5,372,581
SK Corp.	44,010	2,953,327
S-Oil Corp.	25,030	1,921,818
Woongjin Coway Co., Ltd.	57,570	1,679,816
Woori Finance Holdings Co., Ltd.	70,840	1,407,176
		56,342,647

Russia 10.8%
Comstar United Telesystems, 144A - Private Placement - GDR (a) (d)	292,700	2,158,663
Gazprom - ADR	54,100	4,950,150
LUKOIL - ADR	275,084	22,886,989
LUKOIL - ADR	3,000	249,600
MMC Norilsk Nickel - ADR	31,070	3,004,469
Mobile TeleSystems - ADR	2,720	90,032

Mobile TeleSystems, 144A - Private Placement - GDR (d)	8,500	304,938
NovaTek OAO - GDR	75,130	2,742,245
NovaTek OAO - GDR	1,900	73,207
OAO Vimpel-Communications - ADR (a)	38,200	1,642,982
RAO Unified Energy System - GDR	1,000	67,864
RAO Unified Energy System - GDR	29,584	2,020,587
Savings Bank of the Russian Federation - GDR (a)	42,850	6,352,513
Surgutneftegaz - ADR	39,361	3,011,117
Wimm-Bill-Dann Foods OJSC - ADR (a)	104,800	2,972,128
ZAO Polyus Gold Co. - ADR (a) (b) (c)	17,900	653,350
		53,180,834

South Africa 13.5%
ABSA Group Ltd.	50,200	944,481
African Bank Investments Ltd.	853,400	4,169,071
Aspen Pharmacare Holdings Ltd. (a)	498,640	3,493,836
Aveng Ltd.	907,500	3,458,965
Gold Fields Ltd.	127,200	2,772,591
Gold Fields Ltd. - ADR	18,702	411,070
Group Five Ltd.	247,000	1,217,874
Harmony Gold Mining Co., Ltd. (a)	162,047	2,628,286
Harmony Gold Mining Co., Ltd. - ADR (a)	18,987	301,514
Impala Platinum Holdings Ltd.	17,755	3,354,890
JD Group Ltd.	258,120	3,910,211
MTN Group Ltd.	542,810	5,414,454
Murray & Roberts Holdings Ltd.	525,940	2,362,913
Naspers Ltd.	357,540	7,277,799
Pretoria Portland Cement Co., Ltd.	48,500	3,296,002
Sasol Ltd.	86,600	3,272,695
Shoprite Holdings Ltd.	815,614	2,976,452
Standard Bank Group Ltd.	395,515	5,439,895
Steinhoff International Holdings Ltd.	594,120	2,139,237
Tiger Brands	198,561	5,600,480
Woolworths Holdings Ltd.	862,700	2,293,351
		66,736,067

Taiwan-Republic of China 7.6%
Acer, Inc.	573,000	1,053,903
AU Optronics Corp.	1,977,710	2,973,404
Cathay Financial Holding Co., Ltd.	1,026,000	1,833,356
Chang Hwa Commercial Bank	3,612,000	1,975,230
Cheng Shin Rubber Industry Co.	525,594	383,769
Chinatrust Financial Holding Co.	810,000	575,211
CTCI Corp.	643,886	313,428
Delta Electronics, Inc.	1,716,673	3,993,062
Delta Electronics, Inc. - GDR	65,514	762,046
Epistar Corp.	109,000	306,933
Eva Airways Corp.	245	93
Everlight Electronics Co., Ltd.	153,000	451,102
Far EasTone Telecommunications Co., Ltd	668,000	788,219
Formosa Petrochemical Corp.	683,000	1,226,763
High Tech Computer Corp.	109,000	2,982,023
Hon Hai Precision Industry Co., Ltd.	764,502	4,734,196
Kaulin Manufacturing Co., Ltd.	329,755	259,062

Largan Precision Co., Ltd.	122,839	1,994,428
Phoenix Precision Technology Corp.	387,000	856,065
Phoenixtec Power Co., Ltd.	155,630	151,753
Polaris Securities Co., Ltd.	924,543	383,108
Radiant Opto-Electronics Corp.	272,671	670,368
Shin Kong Financial Holdings Co.	3,420,350	2,813,542
Springsoft Systems Co., Ltd.	214,341	326,875
Taishin Financial Holdings Co., Ltd.	1,315,269	725,336
Taiwan Cellular Corp.	905,000	861,546
Taiwan Semiconductor Manufacturing Co., Ltd.	703,000	1,390,471
Tsann Kuen Enterprise Co.	625,255	963,161
Wintek Corp.	558,000	765,008
Wistron Corp. (a)	985,000	1,180,477
		37,693,938

Thailand 2.4%
Advanced Information Service Public Co., Ltd	560,400	1,319,012
Asian Property Development Public Co., Ltd.	3,473,900	375,315
Bangkok Bank Public Co., Ltd.	497,000	1,483,010
C.P. 7-Eleven Public Co., Ltd.	4,929,800	849,638
Ch. Karnchang Public Co., Ltd.	1,169,100	327,799
Italian-Thai Development Public Co., Ltd.	1,888,900	337,694
Kasikornbank Public Co., Ltd.	459,400	809,489
Lalin Property Public Co., Ltd.	1,083,500	170,015
Land & House Public Co., Ltd.	2,480,400	535,958
MBK Public Co., Ltd.	199,500	254,026
PTT Exploration & Production Public Co., Ltd.	29,300	416,041
PTT Public Co., Ltd.	270,400	1,627,617
Siam City Bank Public Co., Ltd.	708,300	442,744
Siam Commercial Bank Public Co., Ltd.	231,800	384,594
Siam Makro Public Co., Ltd.	95,300	199,793
Thai Oil Public Co., Ltd.	354,500	601,852
Total Access Communication Public Co., Ltd. (a)	310,000	1,221,400
True Corp. (a)	1,486,000	401,363
		11,757,360

Turkey 3.9%
Akcansa Cimento AS	271,302	1,715,186
Akcansa Cimento AS	40,695	257,276
BIM Birlesik Magazalar AS	68,480	2,177,404
Dogan Yayin Holding (a)	751,214	3,464,133
Haci Omer Sabanci Holding AS	141,400	999,107
Hurriyet Gazetecilik	304,371	1,165,869
Turkiye Garanti Bankasi AS	1,025,316	3,813,001
Turkiye Is Bankasi	154,100	1,283,689
Turkiye Vakiflar Bankasi TAO, Class D	210,000	1,148,010
Yapi ve Kredi Bankasi AS (a)	570,980	3,015,216
		19,038,891

United Kingdom 0.2%
Highland Gold Mining Ltd.	239,300	1,114,236

United States 0.4%
Central European Distribution Corp. (a)	58,200	2,237,790

Total Common Stocks 93.3%		460,613,755

Preferred Stocks 3.9%
Brazil 3.0%
All America Latina Logistica	37,070	2,295,462
Banco Itau Holding Financiera SA	77,970	2,305,952
Banco Nacional SA (a) (b) (c)	19,271,000	0
Braxil Telecom Participacoes SA	2,000	14
Companhia Paranaense de Energia - Copel	87,304,000	875,057
Companhia Vale do Rio Doce	2,729	117,925
Empresa Brasileira de Aeronautica SA	2	19
Gerdau SA	87,250	1,959,496
Itausa Investimentos Itau SA	524,415	2,256,148
Lojas Americanas SA	27,056,000	1,144,129
Lojas Arapua SA (a) (b) (c)	31,632,300	0
Perdigao SA	20,600	647,320
Petroleo Brasileiro SA	79,724	1,589,322
Telesp Celular Participacoes SA (a)	265,660	1,111,009
Uniao de Bancos Brasileiros SA	40,130	593,234
		14,895,087

Republic of Korea (South Korea) 0.9%
Hyundai Motor Co.	22,840	1,262,359
Samsung Electronics Co., Ltd.	6,434	3,294,478
		4,556,837

Total Preferred Stocks		19,451,924

Investment Company 0.4%
Morgan Stanley Growth Fund (e)	2,195,167	2,000,315

Corporate Bond 0.2%
MCSI Holding Ltd. ($1,268,157 par, 5.00% coupon, 04/15/07 maturity) (b) (c)		1,204,749

Total Long-Term Investments 97.8%
(Cost $316,686,110)		483,270,743

Repurchase Agreement 2.3%
State Street Bank & Trust Co. ($11,196,000 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 4.72%, dated 03/31/06, to be sold on 04/03/06 at $11,200,404) (Cost $11,196,000)		11,196,000

Total Investments 100.1%
(Cost $327,882,110)		494,466,743

Foreign Currency 1.3%
(Cost $6,481,384)		6,554,528

Liabilities in Excess of Other Assets (1.4%)		(6,947,552)

Net Assets 100.0%		$494,073,719

Percentages are calculated as a percentage of net assets.

(a)	Non-income producing security as this stock currently does not declare dividends.
(b)	Market value is determined in accordance with procedures established in good faith by the Board of Directors.
(c)	Security has been deemed illiquid.
(d)

144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(e)	The fund is advised by an affiliate which earns a management fee as adviser to the fund.
ADR -	American Depositary Receipt
GDR -	Global Depositary Receipt

Summary of Long-Term Investments by Industry Classification (Unaudited)

Industry	Value	Percent of Net Assets
Diversified Banks	$86,344,796	17.4%
Integrated Oil & Gas	52,783,457	10.7
Wireless Telecommunication Services	33,189,496	6.7
Broadcasting & Cable TV	24,723,468	5.0
Semiconductors	14,230,499	2.9
Steel	13,419,751	2.7
Hypermarkets & Super Centers	13,203,578	2.7
Construction & Engineering	12,328,650	2.5
Electronic Equipment Manufacturers	12,314,659	2.5
Packaged Foods & Meats	12,247,075	2.5
Pharmaceuticals	11,340,491	2.3
Electric Utilities	10,021,018	2.0
Heavy Electrical Equipment	9,723,952	2.0
Life & Health Insurance	8,909,040	1.8
Food Retail	8,304,884	1.7
Oil & Gas Exploration & Production	8,300,957	1.7
Gold	7,881,046	1.6
Oil & Gas Refining & Marketing	7,632,177	1.5
Automobile Manufacturers	6,260,556	1.3
Other Diversified Financial Services	6,169,386	1.2
Construction Materials	5,846,075	1.2
Publishing	5,787,122	1.2
Industrial Conglomerates	5,698,971	1.2
Diversified Metals & Mining	5,660,344	1.1
Soft Drinks	5,249,368	1.1
Computer Hardware	5,216,403	1.1
Integrated Telecommunication Services	5,198,465	1.1
IT Consulting & Other Services	4,973,442	1.0
Tobacco	4,780,234	1.0
Electronic Manufacturing Services	4,734,196	1.0
Home Improvement Retail	3,910,211	0.8
Computer & Electronics Retail	3,503,554	0.7
Railroads	3,433,002	0.7
Precious Metals & Minerals	3,354,890	0.7
Department Stores	3,010,619	0.6
Property & Casualty Insurance	2,713,941	0.5
Agricultural Products	2,682,460	0.5
Internet Software & Services	2,519,555	0.5
Airlines	2,399,730	0.5
Food Distributors	2,237,790	0.5
Household Products	2,230,351	0.5
Telecommunications	2,158,663	0.4
Home Furnishings	2,139,237	0.4
Homebuilding	2,130,444	0.4
Motorcycle Manufacturers	2,109,563	0.4
Computer Storage & Peripherals	2,034,632	0.4

Independent Power Producers & Energy Traders	2,032,488	0.4
Photographic Products Housewares & Specialties	1,994,428	0.4
	1,679,816	0.3
Thrifts & Mortgage Finance	1,621,274	0.3
Aerospace & Defense	1,601,911	0.3
Brewers	1,551,396	0.3
Apparel, Accessories & Luxury Goods	1,539,271	0.3
Construction & Farm Machinery & Heavy Trucks	1,454,154	0.3
Aluminum	1,209,437	0.2
General Merchandise Stores	1,144,129	0.2
Industrial Machinery	1,142,055	0.2
Auto Parts & Equipment	1,042,693	0.2
Consumer Products	1,012,616	0.2
Multi-Sector Holdings	999,108	0.2
Household Appliances	963,161	0.2
Hotels, Resorts & Cruise Lines	897,646	0.2
Highways & Railtracks	889,530	0.2
Regional Banks	708,392	0.1
Natural Gas Distributors	639,925	0.1
Real Estate Management & Development	498,187	0.1
Tires & Rubber	383,769	0.1
Investment Banking & Brokerage	383,108	0.1
Textile	379,990	0.1
Communications Equipment	337,384	0.1
Apparel Retail	332,625	0.1
Application Software	326,875	0.1
Consumer Electronics	318,166	0.1
Fertilizers & Agricultural Chemicals	318,036	0.1
Building Products	259,114	0.1
Paper Products	218,642	0.0	*
Trading Companies & Distributors	197,465	0.0	*
Electrical Components & Equipment	151,754	0.0	*
	$483,270,743	97.8%

* Amount is less than 0.1%.

Van Kampen Equity Growth Fund

Portfolio of Investments March 31, 2006 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 99.7%
Air Freight & Logistics 3.6%
C.H. Robinson Worldwide, Inc.	120,280	$5,904,545
Expeditors International of Washington, Inc.	68,510	5,918,579
		11,823,124

Asset Management & Custody Banks 3.0%
Ameriprise Financial, Inc.	112,700	5,078,262
Legg Mason, Inc.	37,900	4,750,007
		9,828,269

Biotechnology 3.0%
Genentech, Inc. (a)	58,000	4,901,580
Gilead Sciences, Inc. (a)	76,400	4,753,608
		9,655,188

Broadcasting & Cable TV 2.0%
Grupo Televisa SA - ADR (Mexico)	322,400	6,415,760

Casinos & Gaming 1.5%
International Game Technology	138,396	4,874,307

Computer Hardware 3.7%
Apple Computer, Inc. (a)	70,090	4,396,045
Dell, Inc. (a)	261,259	7,775,068
		12,171,113

Construction Materials 1.5%
Cemex SA de CV - ADR (Mexico)	76,600	5,000,448

Consumer Finance 2.4%
American Express Co.	150,300	7,898,265

Data Processing & Outsourced Services 4.8%
First Data Corp.	135,390	6,338,960
Iron Mountain, Inc. (a)	107,029	4,360,361
Paychex, Inc.	116,909	4,870,429
		15,569,750

Department Stores 3.5%
Sears Holdings Corp. (a)	84,947	11,233,391

1

Diversified Commercial Services 2.3%
Corporate Executive Board Co.	74,610	7,528,149

Education Services 2.0%
Apollo Group, Inc., Class A (a)	124,889	6,557,921

Fertilizers & Agricultural Chemicals 4.6%
Monsanto Co.	174,358	14,776,840

Gas Utilities 1.3%
Questar Corp.	61,090	4,279,355

Health Care Equipment 1.2%
St. Jude Medical, Inc. (a)	93,337	3,826,817

Health Care Supplies 2.2%
Alcon, Inc. (Switzerland)	33,981	3,542,859
Dade Behring Holdings, Inc.	100,887	3,602,675
		7,145,534

Home Entertainment Software 2.6%
Electronic Arts, Inc. (a)	154,243	8,440,177

Homebuilding 1.5%
Pulte Homes, Inc.	125,103	4,806,457

Hotels, Resorts & Cruise Lines 2.6%
Carnival Corp. (Panama)	177,849	8,424,707

Human Resources & Employment Services 1.6%
Monster Worldwide, Inc. (a)	104,412	5,205,982

Hypermarkets & Super Centers 3.9%
Costco Wholesale Corp.	236,449	12,806,078

Internet Retail 1.9%
Amazon.com, Inc. (a)	168,760	6,161,428

Internet Software & Services 12.4%
eBay, Inc. (a)	355,082	13,869,503
Google, Inc., Class A (a)	38,654	15,075,060
Yahoo!, Inc. (a)	348,499	11,242,578
		40,187,141

Managed Health Care 2.4%
UnitedHealth Group, Inc.	141,654	7,912,792

Oil & Gas Exploration & Production 6.1%
Southwestern Energy Co. (a)	121,473	3,910,216

2

Ultra Petroleum Corp. (Canada) (a)	255,607	15,926,872
		19,837,088

Other Diversified Financial Services 4.3%
Brookfield Asset Management, Inc., Class A (Canada)	256,302	14,111,988

Property & Casualty 2.8%
Berkshire Hathaway, Inc., Class B (a)	3,005	9,051,060

Publishing 3.7%
Getty Images, Inc. (a)	70,982	5,315,132
McGraw-Hill Cos., Inc.	114,300	6,585,966
		11,901,098

Semiconductors 1.3%
Marvell Technology Group Ltd. (Bermuda) (a)	80,686	4,365,113

Specialized Finance 3.6%
Chicago Mercantile Exchange Holdings, Inc.	14,888	6,662,380
Moody’s Corp.	69,771	4,985,836
		11,648,216

Tobacco 1.9%
Altria Group, Inc.	87,663	6,211,800

Wireless Telecommunication Services 4.5%
America Movil SA de CV, Series L - ADR (Mexico)	283,856	9,724,907
Crown Castle International Corp. (a)	169,728	4,811,789
		14,536,696

Total Long-Term Investments 99.7%
(Cost $264,818,777)		324,192,052

Repurchase Agreement 0.3%
State Street Bank & Trust Co. ($1,070,000 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 4.72%, dated 03/31/06, to be sold on 04/03/06 at $1,070,421) (Cost $1,070,000)		1,070,000

Total Investments 100.0%
(Cost $265,888,777)		325,262,052

Liabilities in Excess of Other Assets 0.0%		(40,803)

Net Assets 100.0%		$325,221,249

Percentages are calculated as a percentage of net assets.
(a)		Non-income producing security as this stock currently does not declare dividends.
ADR	-	American Depositary Receipt

3

Van Kampen Global Equity Allocation Fund

Portfolio of Investments March 31, 2006 (Unaudited)

Description	Number of Shares	Value

Common Stocks 94.4%
Australia 1.6%
Alumina, Ltd.	16,559	$87,843
Amcor, Ltd.	12,858	68,117
AMP, Ltd.	9,685	60,183
Ansell, Ltd.	1,216	10,098
Australia and New Zealand Banking Group, Ltd.	10,530	199,768
Australian Gas & Light Co., Ltd.	3,387	44,931
BHP Biliton, Ltd.	51,198	1,026,274
BlueScope Steel, Ltd.	10,461	53,771
Boral, Ltd.	8,518	54,394
Brambles Industries Plc	7,210	55,488
Caltex Australia, Ltd.	7,354	101,083
Coca-Cola Amatil, Ltd.	3,836	19,855
Coles Myer, Ltd.	7,823	59,925
Commonwealth Bank of Australia	8,701	282,176
CSL, Ltd.	628	24,592
CSR, Ltd.	13,819	44,123
Fairfax	7,306	20,974
Foster’s Group, Ltd.	14,867	56,516
Insurance Australia Group, Ltd.	12,377	48,468
Leighton Holdings, Ltd.	1,573	19,988
Lend Lease Corp., Ltd.	3,086	30,576
Macquarie Bank, Ltd.	1,522	70,475
Macquarie Infrastructure Group, Ltd.	17,128	46,718
Mayne Nickless, Ltd.	6,557	16,148
Mayne Pharma, Ltd. (a)	8,774	18,593
National Australia Bank, Ltd.	11,606	313,239
Newcrest Mining, Ltd.	4,743	79,387
OneSteel, Ltd.	8,110	23,921
Orica, Ltd.	5,470	90,811
Origin Energy, Ltd.	52,686	276,095
PaperlinX, Ltd.	6,583	17,767
Patrick Corp., Ltd.	6,803	39,254
QBE Insurance Group, Ltd.	5,056	79,197
Rinker Group, Ltd.	13,590	193,122
Rio Tinto, Ltd.	4,441	250,689
Santos, Ltd.	38,691	315,213
Stockland Trust Group (a)	12	57
Suncorp-Metway, Ltd.	4,015	55,877
Tabcorp Holdings, Ltd.	2,955	32,727
Telstra Corp., Ltd.	15,720	42,090
Transurban Group	4,230	20,410
Wesfarmers, Ltd.	2,736	68,320
Westpac Banking Corp., Ltd.	12,305	209,834
Woodside Petroleum, Ltd.	21,166	689,147
Woolworths, Ltd.	7,309	98,528
		5,416,762

Austria 0.5%
Andritz, AG	210	30,587
Bank of Austria Creditanstalt, AG	607	77,973
Boehler-Udderholm, AG	264	54,388
Erste Bank Der Oester Spark, AG	5,538	326,568
Flughafen Wein, AG	315	24,671
IMMOFINANZ Immobilien Anlagen (a)	10,188	105,685
Mayr-Melnhof Karton, AG	128	22,880
Oesterreichish Elektrizitaets, AG, Class A	229	101,847
OMV, AG	4,892	327,246
Raiffeisen International Bank-Holding, AG	815	69,531
Telekom Austria, AG	9,638	227,172

Voestalpine, AG	513	71,779
Wiener Stadtische	670	41,409
Wienerberger Baustoffindustrie, AG	1,739	87,457
		1,569,193

Belgium 0.5%
AGFA-Gevaert, NV	970	18,479
Bekaert, SA	82	8,447
Belgacom, SA	1,334	42,662
Dexia	10,623	274,720
Fortis, AG	27,688	989,163
KBC Bankverzekerin Holdings	1,460	156,760
Solvay, SA	731	84,423
UCB, SA	1,480	72,818
Umicore	263	36,429
		1,683,901

Bermuda 0.6%
Accenture, Ltd., Class A	5,100	153,357
Cheung Kong Infrastructure	10,000	31,769
Esprit Holdings, Ltd.	29,500	229,639
Everest Re Group, Ltd.	700	65,359
Ingersoll-Rand Co., Ltd., Class A	5,700	238,203
Johnson Electric Holdings, Ltd.	47,500	44,383
Kerry Properties, Ltd.	10,852	39,720
Li & Fung, Ltd.	49,000	110,515
Marvell Technology Group, Ltd. (a)	2,600	140,660
Nabors Industries, Ltd. (a)	1,600	114,528
SCMP Group, Ltd.	8,000	2,887
Shangri-La Asia, Ltd.	31,004	49,947
Tyco International, Ltd.	28,500	766,080
Weatherford International, Ltd. (a)	5,054	231,220
Yue Yuen Industrial Holding	11,000	32,394
		2,250,661

Brazil 0.2%
Ambev Cia De Bebid Companhia de Bebidas das Americas	176,049	66,547
Arcelor Brasil SA	3,979	62,149
Companhia Brasileira de Distribuicao - ADR	650	27,397
Sider Nacional Cia	4,861	152,861
Souza Cruz (Cia) Npv	4,500	68,644
Uniao de Bancos Brasileiros SA - ADR	4,100	303,031
		680,629

Canada 3.6%
Abitibi-Consolidated, Inc.	7,750	32,052
Agrium, Inc.	3,250	81,984
Alcan, Inc.	5,545	253,688
ATI Technologies, Inc. (a)	1,400	24,024
Bank of Montreal	6,600	374,971
Bank of Nova Scotia	12,400	497,125
Barrick Gold Corp.	10,685	290,673
BCE, Inc.	6,300	151,748
Biovail Corp.	2,900	70,374
Bombardier, Inc., Class B (a)	18,300	53,277
Brookfield Asset Management Inc., Class A	2,800	154,116
CAE, Inc.	2,500	19,652
Cameco Corp.	5,200	187,010
Canadian Imperial Bank of Commerce	5,100	375,562
Canadian Natural Resources, Ltd.	11,500	639,080
Canadian Pacific Railway, Ltd.	3,150	157,143
Canadian Tire Corp., Class A	1,400	75,044
Celestica, Inc. (a)	3,700	42,232
CI Financial, Inc.	6,300	172,625
Cognos, Inc. (a)	700	27,188
Dofasco, Inc.	2,400	145,868
Domtar, Inc. (a)	8,300	58,989
Enbridge, Inc.	5,500	158,240
EnCana Corp.	24,932	1,163,500
Fairfax Financial Holdings, Ltd.	100	10,635

Fairmont Hotels & Resorts, Inc.	1,525	67,929
Falconbridge, Ltd.	9,450	330,712
Four Seasons Hotels, Inc.	500	25,350
George Weston, Ltd.	2,300	165,629
Glamis Gold, Ltd. (a)	1,200	39,149
Goldcorp, Inc.	1,600	46,814
Husky Energy, Inc.	4,400	266,181
IGM Financial, Inc.	675	27,946
Imperial Oil, Ltd.	4,400	473,739
Inco, Ltd.	5,150	256,739
Kinross Gold Corp. (a)	2,800	30,521
Magna International, Inc., Class A	2,100	158,329
Manulife Financial Corp.	3,222	202,245
Manulife Financial Corp.	5,756	361,078
MDS, Inc., Class B	6,200	111,593
Meridian Gold, Inc. (a)	900	26,587
Methanex Corp.	600	12,279
MI Developments, Inc., Class A	1,150	40,058
National Bank of Canada	1,600	87,491
Nexen, Inc.	7,600	418,444
Nortel Networks Corp. (a)	59,664	182,387
Nova Chemicals Corp.	500	14,253
Novelis, Inc.	1,329	27,266
Petro-Canada	10,600	502,657
Potash Corp. of Saskatchewan, Inc.	2,600	228,865
Power Corp. of Canada	7,800	223,744
Rogers Communication, Inc., Class B	4,900	186,920
Royal Bank of Canada	15,200	640,747
Shell Canada, Ltd.	4,700	165,205
Sun Life Financial, Inc.	3,789	161,086
Suncor Energy, Inc.	10,700	821,202
Talisman Energy, Inc.	11,200	594,789
Teck Cominco, Ltd.	3,893	250,477
Thomson Corp.	4,000	149,163
TransAlta Corp.	2,500	47,652
TransCanada Corp.	5,644	162,721
		12,724,747

Cayman Islands 0.4%
ACE, Ltd.	1,300	67,613
ASM Pacific Technology, Ltd.	1,000	5,967
China Mengniu Dairy Co., Ltd.	31,000	34,359
GlobalSantaFe Corp.	4,898	297,554
Hutchison Telecommunications International, Ltd. (a)	40,000	68,306
Noble Corp.	200	16,220
Seagate Technology (a)	3,700	97,421
Transocean, Inc. (a)	10,100	811,030
XL Capital, Ltd.	2,200	141,042
		1,539,512

China 0.7%
Air China, Ltd., Class H (a)	76,000	29,385
Aluminum Corp. of China, Ltd., Class H	76,000	80,808
Angang New Steel Co., Ltd., Class H	36,000	33,638
Bank of Communications, Ltd., Class H	174,000	109,883
Beijing Capital International Airport Co., Ltd., Class H	48,000	27,529
China Construction Bank, Class H (a)	657,000	306,944
China COSCO Holdings Co., Ltd., Class H (a)	49,500	22,647
China Life Insurance Co., Ltd., Class H (a)	202,000	256,433
China Petroleum & Chemical Corp., Class H	500,000	289,980
China Shipping Container Lines Co., Ltd., Class H	67,000	21,803
China Shipping Development Co., Ltd., Class H	54,000	42,453
China Telecom Corp., Ltd., Class H	406,000	143,895
Datang International Power Generation Co., Ltd., Class H	62,000	39,154
Guangshen Railway Co., Ltd., Class H	62,000	26,169
Huaneng Power International, Inc., Class H	114,000	77,869
Jiangsu Expressway Co., Ltd., Class H	52,000	33,509

Jiangxi Copper Co., Ltd., Class H	42,000	37,349
Maanshan Iron & Steel Co., Ltd., Class H	58,000	20,183
PetroChina Co., Ltd., Class H	472,000	495,776
PICC Property & Casualty Co., Ltd., Class H	74,000	27,181
Ping An Insurance Co. of China, Ltd., Class H	35,000	90,216
Sinopec Shanghai Petrochemical Co., Ltd., Class H	92,000	51,578
Yanzhou Coal Mining Co., Ltd., Class H	66,000	57,416
Zhejiang Expressway Co., Ltd., Class H	64,000	42,479
		2,364,277

Denmark 0.2%
Danske Bank A/S	9,451	350,702
DSV A/S	200	26,633
GN Store Nord A/S (GN Great Nordic)	4,500	62,116
Novo-Nordisk A/S	2,750	171,043
Novozymes A/S	581	39,392
Vestas Wind Systems A/S	2,300	57,334
		707,220

Finland 0.8%
Cargotec Corp.	635	26,010
Fortum Oyj	6,597	166,447
Kesko Oyj	5,585	174,281
Kone Oyj, Class B	1,270	52,281
Metso Oyj	3,523	135,979
Neste Oil Oyj	1,799	61,850
Nokia Oyj	67,370	1,394,450
Outokumpu Oyj	4,356	87,998
Rautaruukki Oyj	507	18,727
Sampo Oyj, Class A	8,129	171,114
Stora Enso Oyj	6,653	102,393
TietoEnator Oyj	3,582	139,949
UPM-Kymmene Oyj	5,849	138,218
Uponor Oyj	484	12,657
Wartsila Oyj	782	28,999
		2,711,353

France 2.1%
Accor, SA	2,412	139,046
Air Liquide	1,010	210,278
Alcatel, SA	11,294	174,778
Alstom (a)	889	74,552
Atos Origin (a)	43	3,187
Autoroutes du Sud de La France	720	44,499
Axa	17,313	607,603
BNP Paribas, SA	8,212	762,798
Bouygues, SA	2,189	116,323
Business Objects, SA (a)	289	10,549
Cap Gemini, SA	1,641	89,409
Carrefour, SA	1,752	93,207
Casino Guichard	172	12,027
CNP Assurances	659	66,444
Compagnie de Saint-Gobain	2,496	174,378
Credit Agricole, SA	3,831	149,074
Dassault Systemes, SA	332	18,986
Essilor International, SA	392	34,963
France Telecom, SA	11,711	263,403
Gecina, SA	469	62,235
Hermes International	99	25,026
Imerys, SA	391	32,931
Klepierre	424	52,873
Lafarge, SA	1,604	181,746
Lagardere SCA	916	71,543
LVMH Moet-Hennessy Louis Vuitton	1,535	150,489
Michelin (C.G.D.E.)	715	44,927
Neopost, SA	277	30,111
Peugeot, SA	794	50,035
PPR, SA	426	51,444
Publicis Groupe	946	36,914
Renault, SA	801	85,178

Safran, SA	799	20,256
Sanofi-Aventis, SA	8,002	761,232
Schneider Electric, SA	1,766	190,685
Societe BIC, SA	522	35,045
Societe Generale	2,362	355,222
Societe Television Francaise	1,162	35,204
Sodexho Alliance, SA	1,406	66,791
Suez, SA	764	9
Suez, SA	5,811	229,008
Suez, SA (a)	764	30,201
Thales, SA	1,032	45,886
Thomson, SA	1,747	34,488
Total, SA, Class B	4,517	1,191,673
Unibail	621	112,131
Valeo, SA	728	30,446
Veolia Environnement	517	28,714
Vinci, SA	1,175	115,836
Vivendi Universal, SA	5,495	188,719
Zodiac, SA	135	8,761
		7,401,263

Germany 1.8%
Adidas-Salomon, AG	276	54,582
Allianz, AG	4,095	683,737
Altana, AG	753	46,666
BASF, AG	4,954	388,427
Bayer, AG	5,912	236,857
Bayerische Hypo-und Vereinsbank, AG	9,447	311,853
Commerzbank, AG	10,347	412,283
Continental, AG	503	55,379
DaimlerChrysler, AG	3,392	194,842
Deutsche Bank, AG	5,248	599,410
Deutsche Boerse, AG	2,630	379,273
Deutsche Lufthansa, AG	1,758	31,466
Deutsche Post, AG	7,993	200,410
Deutsche Telekom, AG	19,389	327,072
Douglas Holding, AG	250	11,773
E.On, AG	3,622	398,594
Epcos, AG (a)	614	8,140
Hypo Real Estate Holding, AG	1,441	98,787
Infineon Technologies, AG (a)	1,938	19,986
KarstadtQuelle, AG	200	4,704
Linde, AG	686	59,565
MAN, AG	835	57,951
Merck	445	42,295
Muenchener Rueckversicherungs	992	140,652
Puma, AG	107	40,516
RWE, AG	2,070	180,163
SAP, AG	1,286	278,976
Schering, AG	1,463	152,100
Siemens, AG	5,887	549,616
ThyssenKrupp, AG	2,984	86,173
TUI, AG	1,527	29,978
Volkswagen, AG	885	66,827
Wincor Nixdorf, AG	149	18,779
		6,167,832

Greece 0.1%
Alpha Bank A.E.	720	26,595
National Bank of Greece, SA	3,880	182,437
OPAP, SA	2,900	110,843
Titan Cement Co., SA	600	28,648
		348,523

Hong Kong 1.8%
Bank of East Asia	41,429	150,036
BOC Hong Kong Holdings, Ltd.	112,000	225,179
Cathay Pacific Airways, Ltd.	31,000	54,336
Cheung Kong Holdings, Ltd.	48,000	508,200
China Merchants Holdings International Co., Ltd.	36,000	103,929

China Mobile Hong Kong, Ltd.	146,500	769,398
China Overseas Land & Investment, Ltd.	110,000	75,137
China Resources Enterprise, Ltd.	34,000	70,111
China Resources Power Holdings Co., Ltd.	36,000	26,214
China Travel International Investment Hong Kong, Ltd.	74,000	18,788
Citic Pacific, Ltd.	36,000	108,105
CLP Holdings, Ltd.	54,900	320,167
CNOOC, Ltd.	375,000	289,980
China COSCO Holdings Co., Ltd.	36,000	71,683
Denway Motors, Ltd.	152,000	59,259
Guangdong Investment, Ltd.	70,000	31,350
Hang Lung Properties, Ltd.	58,000	110,631
Hang Seng Bank, Ltd.	20,900	269,225
Henderson Land Development Co., Ltd.	24,000	133,004
Hong Kong & China Gas Co., Ltd.	120,210	289,713
Hong Kong Electric Holdings, Ltd.	42,500	199,651
Hong Kong Exchanges & Clearing, Ltd.	31,000	186,779
Hopewell Holdings	19,000	55,096
Hutchison Whampoa, Ltd.	65,000	595,201
Hysan Development Co., Ltd.	19,490	55,512
Lenovo Group, Ltd.	104,000	39,876
Link REIT (a)	50,000	108,259
MTR Corp., Ltd.	42,707	96,321
New World Development Co., Ltd.	70,478	123,986
Pacific Century CyberWorks, Ltd.	111,400	73,222
Shanghai Industrial Holdings, Ltd.	16,000	33,612
Sino Land Co., Ltd.	22,054	31,834
Sun Hung Kai Properties, Ltd.	42,000	426,271
Swire Pacific, Ltd., Class A	29,000	283,865
Techtronic Industries Co.	27,000	48,543
Television Broadcasts, Ltd.	8,000	45,263
Wharf Holdings, Ltd.	38,000	139,577
		6,227,313

Hungary 0.1%
Gedeon Richter Rt.	300	60,459
Magyar Olaj-es Gazipari Rt.	1,300	133,353
Magyar Telekom Rt.	8,800	39,388
OTP Bank Rt.	4,700	163,008
		396,208

Ireland 0.3%
Allied Irish Banks Plc	12,324	294,216
Bank of Ireland	14,603	270,759
CRH Plc	5,908	206,769
DCC Plc	484	11,261
Elan Corp. (a)	4,650	67,452
Grafton Group Plc	3,428	45,073
Independent News & Media Plc	3,600	11,648
Irish Life & Permanent Plc	2,400	57,587
		964,765

Israel 0.3%
Bank Hapoalim B.M.	19,000	88,175
Bank Leumi Le-Israel	16,900	61,584
Bezeq Israeli Telecommunication Corp., Ltd.	22,700	29,706
Check Point Software Technologies, Ltd. (a)	4,100	82,082
Elbit Systems, Ltd.	400	9,337
IDB Development Corp., Ltd.	500	13,944
Israel Chemicals, Ltd.	10,800	38,569
Israel Discount Bank (a)	9,600	18,181
Koor Industries, Ltd. (a)	200	10,113
Lipman (a)	400	10,880
Makhteshim-Agan Industries, Ltd.	5,500	28,649
M-Systems Flash Disk Pioneers, Ltd. (a)	700	18,102
NICE Systems, Ltd. (a)	500	25,519
Orbotech, Ltd. (a)	700	17,241
Partner Communications Co., Ltd. (a)	1,500	11,559
Syneron Medical, Ltd. (a)	300	8,763
Teva Pharmaceutical Industries, Ltd.	11,400	467,715

United Mizrahi Bank, Ltd. (a)	2,600	15,170
		955,289

Italy 0.0%
Meinl European Land, Ltd. (a)	3,344	62,813

Japan 15.3%
77th Bank, Ltd.	5,000	38,530
Acom Co., Ltd.	1,753	102,916
Advantest Corp.	2,150	256,283
Aeon Co., Ltd.	7,806	189,347
Aeon Credit Service Co., Ltd.	1,500	45,370
Aiful Corp.	1,450	95,969
Ajinomoto Co., Inc.	12,800	136,700
Alps Electric Co., Ltd.	3,072	49,512
Amada Co., Ltd.	5,527	60,295
Asahi Breweries, Ltd.	8,100	114,928
Asahi Glass Co., Ltd.	23,600	352,697
Asahi Kasei Corp.	23,900	170,366
Asatsu-DK, Inc.	900	31,427
Bank of Fukuoka, Ltd.	11,000	92,804
Bank of Kyoto, Ltd.	6,000	72,387
Bank of Yokohama, Ltd.	34,000	278,471
Benesse Corp.	904	32,258
Bridgestone Corp.	17,964	374,695
Canon, Inc.	15,004	993,043
Casio Computer Co., Ltd.	6,800	121,037
Central Glass Co.	2,000	11,589
Central Japan Railway Co.	31	305,523
Chiba Bank, Ltd.	13,000	115,641
Chiyoda Corp.	5,000	116,398
Chubu Electric Power Co., Inc.	9,352	234,396
Chugai Pharmaceutical Co., Ltd.	6,158	111,702
Citizen Watch Co., Ltd.	7,500	70,794
Coca-Cola West Japan Co., Ltd.	500	11,873
COMSYS Holdings Corp.	4,000	57,128
Credit Saison Co., Ltd.	3,152	174,337
CSK Corp.	1,500	74,554
Dai Nippon Printing Co., Ltd.	8,300	150,204
Daicel Chemical Industries, Ltd.	3,000	25,259
Daiichi Sankyo Co., Ltd.	15,900	362,715
Daikin Industries, Ltd.	3,400	119,014
Daimaru, Inc.	6,500	95,760
Dainippon Ink & Chemicals	14,000	52,099
Daito Trust Construction Co.	3,303	172,306
Daiwa House Industry Co., Ltd.	15,800	273,849
Daiwa Securities Co., Ltd.	63,500	851,882
Denki Kagaku Kogyo KK	9,031	40,359
Denso Corp.	12,700	501,742
Dowa Mining Co., Ltd.	11,000	131,308
East Japan Railway Co.	74	548,241
Ebara Corp.	5,800	36,466
Eisai Co., Ltd.	6,450	281,126
FamilyMart Co., Ltd.	1,303	40,850
Fanuc, Ltd.	3,500	336,916
Fast Retailing Co., Ltd.	1,550	151,576
Fuji Electric Holdings Co., Ltd.	6,000	32,727
Fuji Photo Film Co., Ltd.	8,466	282,680
Fuji Soft ABC, Inc.	900	26,763
Fuji Television Network, Inc.	13	32,472
Fujikura, Ltd.	4,000	45,302
Fujitsu, Ltd.	33,600	283,473
Furukawa Electric Co., Ltd.	9,800	81,264
Hankyu Department Stores	2,000	18,505
Hino Motors, Ltd.	2,000	12,574
Hirose Electric Co., Ltd.	1,055	148,345
Hitachi Construction Machinery	1,300	34,240
Hitachi, Ltd.	64,500	456,487
Hokkaido Electric Power Co., Inc.	2,300	49,342
Hokuhoku Financial Group, Inc.	21,000	92,243
Honda Motor Co., Ltd.	18,356	1,136,918

Hoya Corp.	9,000	363,212
Ibiden Co., Ltd.	2,100	106,160
Index Corp.	24	50,569
Inpex Corp.	7	59,295
Isetan Co., Ltd.	4,603	100,312
Ishihara Sangyo Kaisha, Ltd.	5,000	9,346
Ishikawajima-Harima Heavy Industries Co., Ltd.	20,040	63,508
Ito En, Ltd.	1,400	49,006
Itochu Corp.	27,026	232,143
Itochu Techno-Science Corp.	700	27,596
Japan Airlines System Corp.	17,000	44,486
Japan Real Estate Investment	12	103,993
Japan Retail Fund Investment Corp.	11	85,981
Japan Tobacco, Inc.	75	263,806
JFE Holdings, Inc.	6,500	262,319
JGC Corp.	5,546	109,082
Joyo Bank, Ltd.	28,000	197,451
JSR Corp.	3,304	98,250
Kajima Corp.	24,600	153,619
Kaneka Corp.	4,500	53,946
Kansai Electric Power Co., Inc.	12,900	286,606
Kao Corp.	9,745	256,665
Kawasaki Heavy Industries, Ltd.	18,000	63,161
Kawasaki Kisen Kaisha, Ltd.	3,000	17,715
Keihin Electric Express Railway Co., Ltd.	9,000	73,789
Keio Electric Railway Co., Ltd.	4,500	29,707
Keyence Corp.	1,151	299,240
Kikkoman	3,500	39,371
Kinki Nippon Railway Co., Ltd.	29,628	115,542
Kirin Brewery Co., Ltd.	15,126	205,878
Kobe Steel, Ltd.	33,000	125,327
Kokuyo Co., Ltd.	900	13,580
Komatsu, Ltd.	20,600	392,923
Konami Co., Ltd.	2,550	64,237
Konica Corp.	10,755	137,247
Koyo Seiko Co., Ltd.	1,000	19,966
Kubota Corp.	27,930	301,369
Kuraray Co., Ltd.	7,765	91,306
Kurita Water Industries, Ltd.	1,700	36,398
Kyocera Corp.	3,200	283,297
Kyowa Hakko Kogyo Co., Ltd.	6,020	43,986
Kyushu Electric Power	5,952	134,261
Lawson, Inc.	1,203	45,279
Leopalace21 Corp.	3,800	142,702
Mabuchi Motor Co., Ltd.	756	38,924
Marubeni Corp.	26,229	137,273
Marui Co., Ltd.	9,403	185,743
Matsushita Electric Industrial Co., Ltd.	37,900	842,043
Matsushita Electric Works	5,500	66,028
Meiji Dairies Corp.	5,000	29,227
Meiji Seika Kaisha, Ltd.	7,000	35,684
Meitec Corp.	700	23,016
Millea Holdings, Inc.	30	593,883
Minebea Co., Ltd.	8,000	55,259
Mitsubishi Chemical Holdings, Corp.	16,500	101,776
Mitsubishi Corp.	23,431	533,518
Mitsubishi Electric Corp.	39,928	338,896
Mitsubishi Estate Co., Ltd.	38,500	912,617
Mitsubishi Heavy Industries, Ltd.	67,526	321,279
Mitsubishi Logistics Corp.	2,000	31,980
Mitsubishi Material Corp.	36,000	192,387
Mitsubishi Rayon Co., Ltd.	10,023	82,092
Mitsubishi Tokyo Financial Group, Inc.	146	2,232,795
Mitsui & Co., Ltd.	3,500	23,670
Mitsui & Co., Ltd.	27,731	401,004
Mitsui Chemicals, Inc.	10,000	73,577
Mitsui Fudosan Co., Ltd.	27,500	632,009
Mitsui Mining & Smelting Co., Ltd.	21,024	147,186
Mitsui Sumitomo Insurance Co., Ltd.	18,500	251,644
Mitsui Trust Holdings, Inc.	11,536	168,678
Mitsukoshi, Ltd.	10,529	67,539

Mizuho Financial Group, Inc.	163	1,333,636
Murata Manufacturing Co., Inc.	4,300	291,172
Namco Bandai Holdings, Inc.	400	5,478
NEC Corp.	42,600	299,322
NEC Electronics Corp. (a)	1,000	40,697
NET One Systems Co., Ltd.	14	28,785
NGK Insulators, Ltd.	7,320	107,530
NGK Spark Plug Co., Ltd.	3,530	82,327
Nidec Corp.	2,302	188,932
Nikko Cordial Corp.	11,768	194,967
Nikon Corp.	6,500	116,525
Nintendo Co., Ltd.	2,403	359,327
Nippon Building Fund, Inc.	14	129,652
Nippon Electric Glass Co., Ltd.	4,000	99,575
Nippon Express Co., Ltd.	15,500	87,969
Nippon Meat Packers, Inc.	3,300	34,570
Nippon Mining Holdings, Inc.	9,000	75,930
Nippon Oil Corp.	28,100	220,359
Nippon Sheet Glass Co., Ltd.	9,000	50,161
Nippon Steel Corp.	83,030	321,680
Nippon Telegraph & Telephone Corp.	56	240,272
Nippon Unipac Holding	22	95,140
Nippon Yusen Kabushiki Kaisha	21,429	130,904
Nishi-Nippon City Bank, Ltd.	23,000	125,455
Nissan Motor Co., Ltd.	53,304	633,127
Nisshin Seifun Group, Inc.	3,500	35,773
Nisshin Steel Co., Ltd.	3,000	10,399
Nisshinbo Industries, Inc.	1,572	17,617
Nissin Food Products Co., Ltd.	1,800	55,667
Nitto Denko Corp.	3,553	301,567
Nomura Holdings, Inc.	39,332	877,201
Nomura Research, Inc.	567	69,514
NSK, Ltd.	12,532	108,817
NTN Corp.	9,035	71,620
NTT Data Corp.	30	144,265
NTT Docomo, Inc.	73	107,918
Obayashi Corp.	16,029	130,465
Obic Co., Ltd.	150	31,631
OJI Paper Co., Ltd.	21,600	132,867
Oki Electric Industry Co., Ltd.	12,000	38,335
Okumura Corp.	6,000	33,033
Olympus Optical Co., Ltd.	3,400	99,949
Omron Corp.	3,904	112,111
Onward Kashiyama Co., Ltd.	3,546	62,665
Oracle Corp. Japan	900	45,038
Oriental Land Co., Ltd.	1,203	69,809
ORIX Corp.	2,600	809,601
Osaka Gas Co.	35,218	128,065
Pioneer Electronic Corp.	3,000	48,479
Promise Co., Ltd.	2,190	132,479
Resona Holdings, Inc. (a)	89	306,245
Ricoh Co., Ltd.	11,955	233,615
Rohm Co., Ltd.	3,003	317,650
Sanden Corp.	1,000	4,401
Sanken Electric Co., Ltd.	3,000	51,359
Sanyo Electric Co., Ltd.	32,400	88,914
Sapporo Holdings, Ltd.	7,000	36,636
Secom Co., Ltd.	1,543	78,920
Seiko Epson Corp.	1,867	51,553
Sekisui Chemical Co., Ltd.	11,524	97,616
Sekisui House, Ltd.	18,824	280,841
Seven & I Holdings Co., Ltd.	13,900	550,331
Sharp Corp.	15,600	276,347
Shimachu Co., Ltd.	1,400	44,010
Shimamura Co., Ltd.	650	75,603
Shimano, Inc.	1,900	57,145
Shimizu Corp.	17,300	125,965
Shin-Etsu Chemical Co., Ltd.	7,101	385,517
Shinsei Bank, Ltd.	19,000	133,016
Shionogi & Co., Ltd.	7,636	125,277
Shiseido Co., Ltd.	7,000	130,246

Shizuoka Bank, Ltd.	20,000	201,869
Showa Denko K.K.	9,000	39,992
Showa Shell Sekiyu K.K.	3,750	42,566
Skylark Co., Ltd.	1,752	31,334
SMC Corp.	1,203	187,451
Softbank Corp.	17,550	514,422
Sompo Japan Insurance, Inc.	16,500	239,299
Sony Corp.	13,397	620,337
Stanley Electric Co., Ltd.	2,350	50,115
Sumitomo Chemical Co., Ltd.	26,700	217,320
Sumitomo Corp.	16,900	240,649
Sumitomo Electric Industries, Ltd.	12,700	201,236
Sumitomo Heavy Industries, Ltd.	8,000	76,873
Sumitomo Metal Industries, Ltd.	50,000	214,528
Sumitomo Metal Mining Co.	19,000	265,064
Sumitomo Mitsui Financial Group, Inc.	101	1,115,548
Sumitomo Osaka Cement Co., Ltd.	1,000	3,645
Sumitomo Realty & Development	16,000	443,161
Sumitomo Trust & Banking Co., Ltd.	34,025	393,730
T&D Holdings, Inc.	4,800	375,191
Taiheiyo Cement Corp.	8,000	38,675
Taisei Corp.	27,000	129,380
Taisho Pharmaceutical Co.	4,616	92,947
Taiyo Yuden Co., Ltd.	2,000	31,776
Takara Holdings, Inc.	3,500	21,410
Takashimaya Co., Ltd.	8,040	122,547
Takeda Pharmaceutical Co., Ltd.	20,655	1,177,528
Takefuji Corp.	1,426	89,776
Takuma Co., Ltd.	2,000	16,245
TDK Corp.	2,303	173,557
Teijin, Ltd.	17,629	117,277
Teikoku Oil Co., Ltd.	3,500	42,167
Terumo Corp.	3,650	120,013
THK Co., Ltd.	500	16,058
TIS, Inc.	752	20,317
Tobu Railway Co., Ltd.	17,300	90,983
Toho Co., Ltd.	1,900	36,644
Tohoku Electric Power Co., Ltd.	7,250	156,765
Tokyo Broadcasting System, Inc.	1,500	40,272
Tokyo Electric Power Co., Inc.	19,750	492,492
Tokyo Electron, Ltd.	4,550	313,900
Tokyo Gas Co., Ltd.	41,721	182,552
Tokyo Tatemono Co., Ltd.	6,000	65,455
Tokyu Corp.	18,800	126,664
TonenGeneral Sekiyu K.K.	6,500	66,160
Toppan Printing Co., Ltd.	7,300	101,220
Toray Industries, Inc.	24,000	196,568
Toshiba Corp.	64,042	372,173
Tosoh Corp.	10,500	52,455
Tostem Inax Holding Corp.	4,261	91,592
Toto, Ltd.	8,800	81,720
Toyo Seikan Kaisha, Ltd.	3,817	69,238
Toyobo, Ltd.	2,000	6,185
Toyoda Gosei Co., Ltd.	500	10,960
Toyota Industries Corp.	2,154	88,027
Toyota Motor Corp.	57,853	3,160,533
Trend Micro, Inc.	2,188	76,775
Uni-Charm Corp.	900	44,197
Uniden Corp.	1,000	16,041
UNY Co., Ltd.	3,556	56,890
Ushio, Inc.	1,000	23,832
USS Co., Ltd.	875	59,622
Wacoal Corp.	2,000	27,188
West Japan Railway Co.	11	46,449
Yahoo! Japan Corp.	360	219,609
Yakult Honsha Co., Ltd.	2,429	58,300
Yamada Denki Co., Ltd.	2,350	270,939
Yamaha Corp.	2,604	46,018
Yamaha Motor Corp., Ltd.	1,400	34,613
Yamanouchi Pharmaceutical Co., Ltd. (a)	12,005	455,925
Yamato Transport Co., Ltd.	7,518	153,937

Yamazaki Baking Co., Ltd.	3,500	27,387
Yokogawa Electric Corp.	4,246	75,577
		53,570,780

Luxembourg 0.1%
Arcelor	4,494	177,160

Mexico 1.3%
Alfa, SA	15,300	87,370
America Movil SA de CV	762,000	1,304,575
Cemex SA de CV	124,900	814,933
Coca Cola Femsa, SA	6,400	21,473
Corporacion Geo, SA de CV (a)	16,600	63,308
Fomento Economico Mexicano, SA de Cv	28,000	256,102
Grupo Carso, SA de CV	31,800	73,058
Grupo Financiero Banorte, SA de CV	61,200	145,664
Grupo Mexico, SA de CV	44,600	126,237
Grupo Modelo, SA de CV	22,900	84,178
Grupo Televisa, SA	89,200	353,300
Kimberly-Clark de Mexico, SA de CV	21,700	74,203
Telefonos de Mexico, SA de CV (Telmex)	512,100	578,373
Urbi, Desarrollos Urbanos, SA de CV (a)	4,000	30,510
Wal-Mart de Mexico SA de CV	155,400	411,287
		4,424,571

Netherlands 0.4%
ABN Amro Holdings, NV	4,306	129,099
Aegon, NV	5,752	106,440
Akzo Nobel, NV	2,437	129,324
ASML Holding, NV (a)	1,340	27,362
Corio, NV	244	15,746
DSM, NV	1,167	53,288
Euronext, NV	412	33,976
European Aeronautic Defence and Space Co.	2,276	95,902
Hagemeyer, NV	922	4,659
Heineken, NV	1,456	55,263
ING Groep, NV CVA	5,238	206,934
James Hardie Industries, NV	6,812	46,231
Oce, NV	271	4,916
Reed Elsevier, NV	1,182	16,945
Rodamco Europe, NV	201	20,181
Royal KPN, NV	4,504	50,761
Royal Philips Electronics, NV	2,572	86,930
STMicroelectronics, NV	848	15,682
TNT, NV	1,988	68,830
Unilever, NV CVA	1,328	92,215
Vedior, NV CVA	572	11,209
VNU, NV	445	14,469
Wereldhave, NV	99	11,134
Wolters Kluwer, NV CVA	621	15,488
		1,312,984

Netherlands Antilles 0.6%
Schlumberger, Ltd.	17,200	2,177,004

Norway 0.2%
DnB Holding, ASA	4,057	54,631
Norsk Hydro, ASA	2,021	280,009
Norske Skogindustrier, ASA	900	15,244
Statoil, ASA	7,700	222,061
Tandberg Television, ASA (a)	1,100	23,079
Tandberg, ASA	2,200	19,890
Telenor, ASA	8,700	93,590
Tomra Systems, ASA	599	4,799
Yara International, ASA	2,321	36,921
		750,224

Panama 0.0%
Carnival Corp.	600	28,422

Poland 0.7%
Agora, SA	3,448	52,531
Bank Pekao, SA	7,149	421,965
Bank Przemyslowo-Handlowy BPH	813	195,339
Bank Zachodni WBK, SA	2,307	105,513
Grupa Kety, SA	587	23,219
KGHM Polska Miedz, SA	11,332	290,658
Polski Koncern Naftowy Orlen, SA	26,544	483,148
Powszechna Kasa Oszczednosci Bank Polski, SA	34,180	366,522
Prokom Software, SA	1,110	50,424
Telekomunikacja Polska, SA	63,208	431,681
		2,421,000

Portugal 0.0%
Brisa-Auto Estradas de Portugal, SA	4,407	43,366
Portugal Telecom, SGPS, SA	8,010	97,166
PT Multimedia-Servicos de Telecomunicacoes e Multimedia, SGPS, SA	794	9,718
		150,250

Republic of Korea (South Korea) 1.3%
Daelim Industrial Co., Ltd.	400	31,700
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	2,190	58,041
Hana Financial Group, Inc.	1,868	88,440
Hyundai Heavy Industries Co., Ltd.	1,150	100,371
Hyundai Mobis	1,590	140,737
Hyundai Motor Co.	3,200	269,082
Kia Motors Corp.	5,640	115,807
Kookmin Bank	5,020	433,489
Korea Electric Power Corp.	5,200	218,361
KT Corp.	2,830	113,742
KT&G Corp.	2,400	135,364
LG Electronics, Inc.	1,880	152,474
POSCO	1,349	347,802
Samsung Corp.	5,330	136,596
Samsung Electronics Co., Ltd.	1,769	1,147,046
Samsung Fire & Marine Insurance Co., Ltd.	680	89,934
Samsung SDI Co., Ltd.	673	54,721
Samsung Securities Co., Ltd.	670	35,858
Shinhan Financial Group Co., Ltd.	4,380	196,099
Shinsegae Co., Ltd.	450	205,177
SK Corp.	1,550	104,014
SK Telecom Co., Ltd.	843	167,021
S-Oil Corp.	980	75,245
		4,417,121

Russia 1.7%
AO VimpelCom - ADR (a)	9,800	421,498
Gazprom - ADR	3,952	361,608
LUKOIL - ADR	31,900	2,654,080
Mining & Mettallurgical Co. Norilsk Nickel - ADR	5,000	483,500
Mobile Telesystems - ADR	8,200	271,420
Polyus Gold Mining Co.	5,000	182,500
RAO Unified Energy Systems - GDR	5,247	358,370
Rostelecom - ADR	1,400	26,950
Surgutneftegaz - ADR	8,900	680,850
Tatneft - ADR	4,100	422,095
		5,862,871

Singapore 0.7%
Ascendas Real Estate Investment Trust	21,000	28,202
CapitaLand, Ltd.	28,000	83,869
Capitamall Trust	17,800	26,108
Chartered Semiconductor Manufacturing (a)	28,000	27,206
City Developments, Ltd.	15,968	106,727
ComfortDelgro Corp., Ltd.	47,622	49,513
Creative Technology, Ltd.	1,550	11,319
DBS Group Holdings, Ltd.	29,574	298,330
Flextronics International, Ltd. (a)	14,900	154,215
Fraser & Neave, Ltd.	5,000	61,268

Jardine Cycle & Carriage, Ltd.	3,018	20,732
Keppel Corp., Ltd.	15,000	128,106
Keppel Land, Ltd.	10,000	30,572
Neptune Orient Lines, Ltd.	13,000	17,539
Oversea-Chinese Bank Corp., Ltd.	56,404	233,875
Overseas Union Enterprise, Ltd.	2,481	18,271
Parkway Holdings, Ltd.	18,000	27,404
Sembcorp Industries, Ltd.	22,728	49,230
SembCorp Marine, Ltd.	16,000	28,220
Singapore Airlines, Ltd.	14,000	121,298
Singapore Exchange, Ltd.	21,796	53,956
Singapore Land, Ltd.	4,000	17,205
Singapore Post, Ltd.	37,000	27,478
Singapore Press Holdings, Ltd.	42,250	117,663
Singapore Technology Engineering, Ltd.	35,367	67,851
Singapore Telecomm	180,070	295,315
STATS ChipPac, Ltd. (a)	28,000	22,354
United Overseas Bank, Ltd.	30,960	298,899
United Overseas Land, Ltd.	14,156	25,318
Venture Corp., Ltd.	6,444	51,046
		2,499,089

South Africa 1.4%
Anglo Platinum, Ltd.	2,200	199,600
AngloGold Ashanti, Ltd.	4,600	244,717
AVI, Ltd.	10,300	28,066
Barloworld, Ltd.	5,400	116,312
Bidvest Group, Ltd.	6,500	120,185
Edgars Consolidated Stores, Ltd.	10,800	67,422
FirstRand, Ltd.	91,400	296,489
Gold Fields, Ltd.	11,500	250,667
Harmony Gold Mining Co., Ltd.	10,700	173,546
Impala Platinum Holdings, Ltd.	2,200	415,700
Imperial Holdings, Ltd.	4,300	119,260
JD Group, Ltd.	4,100	62,110
Massmart Holdings, Ltd.	5,900	55,885
Mittal Steel South Africa, Ltd.	6,600	67,761
MTN Group, Ltd.	29,700	296,253
Nampak, Ltd.	22,800	61,941
Naspers, Ltd.	6,900	140,451
Nedbank Group, Ltd.	6,900	143,752
Sanlam, Ltd.	52,700	141,035
Sappi, Ltd.	7,600	113,430
Sasol, Ltd.	18,800	710,470
Standard Bank Group, Ltd.	40,500	557,035
Steinhoff International Holdings, Ltd.	20,600	74,174
Telkom South Africa, Ltd.	5,500	143,310
Tiger Brands, Ltd.	5,700	160,770
Truworths International, Ltd.	10,600	48,913
Woolworths Holdings, Ltd.	19,700	52,369
		4,861,623

Spain 0.6%
Acciona, SA	155	24,146
Acerinox, SA	1,124	18,402
ACS Actividades de Construccion y Servicios, SA	1,315	51,090
Aguas de Barcelona, SA	1,493	39,189
Altadis, SA	3,153	141,376
Antena 3 Television, SA	270	6,966
Autopistas Concesionaria Espanola, SA	4,019	104,178
Banco Bilbao Vizcaya, SA	13,762	287,186
Banco Popular Espanol, SA	3,826	56,380
Banco Santander Central Hispano, SA	19,196	280,315
Cintra Concesiones de Infraestructuras de Transporte, SA	730	9,475
Endesa, SA	5,001	161,451
Fomento de Construcciones y Contratas, SA	169	12,513
Gas Natural SDG, SA	10,255	296,893
Grupo Ferrovial, SA	328	26,512
Iberdrola, SA	4,300	138,820

Indra Sistemas, SA	299	6,080
Industria de Diseno Textil, SA	993	38,327
Repsol YPF, SA	4,059	115,299
Telefonica, SA	22,327	350,388
Union Fenosa, SA	1,134	43,110
Vallehermoso, SA	379	12,906
		2,221,002

Sweden 1.0%
Alfa Laval AB	300	8,070
Assa Abloy AB	4,564	84,676
Atlas Copco AB, Class A	4,902	137,836
Atlas Copco AB, Class B	3,339	87,242
Electrolux AB, Class B	2,900	83,219
Eniro AB	1,500	17,333
Ericsson, Class B	214,756	816,175
Getinge AB, Class B	2,200	35,591
Hennes & Mauritz AB, Class B	4,300	156,795
Holmen AB, Class B	700	29,569
Modern Times Group AB (a)	500	23,496
Nordea Bank AB	38,213	472,235
Sandvik AB	2,840	167,917
Scania AB, Class B	1,400	60,756
Securitas AB, Class B	3,800	73,185
Skandia Forsakrings AB	28,991	178,670
Skandinaviska Enskilda Banken AB, Class A	6,610	163,797
Skanska AB, Class B	5,319	87,074
SKF AB, Class B	3,840	62,615
Ssab Svenskt Stal AB	1,000	47,891
Svenska Cellulosa AB, Class B	2,140	93,969
Svenska Handelsbanken, Class A	10,754	298,933
Tele2 AB	1,730	20,435
Teliasonera	18,012	108,000
Volvo AB, Class A	1,435	65,592
Volvo AB, Class B	2,978	139,370
Wm-Data AB, Class B	6,600	21,609
		3,542,050

Switzerland 1.4%
ABB, Ltd.	15,790	199,245
Ciba Specialty Chemicals, AG	500	29,897
Clariant, AG	1,660	25,722
Compagnie Financiere Richemont, AG, Class A	3,491	167,367
Geberit, AG	30	28,650
Givaudan, SA	50	38,431
Holcim, Ltd.	1,410	112,268
Kudelski, SA	360	10,259
Logitech International, SA (a)	790	31,572
Lonza Group, AG	270	18,505
Nestle, SA	3,788	1,124,501
Nobel Biocare Holding, AG	230	51,208
Novartis, AG	16,275	905,103
Roche Holding, AG	4,889	727,922
Schindler Holding, AG	800	42,649
Serono, SA	34	23,694
Straumann, AG	110	25,060
Swatch Group, AG	460	16,020
Swatch Group, AG, Class B	230	38,620
Swiss RE	617	43,116
Swisscom, AG	150	48,614
Syngenta, AG	795	111,720
UBS, AG	9,544	1,048,365
Valora Holding, AG	20	4,230
Zurich Financial Services, AG	445	104,538
		4,977,276

Thailand 0.5%
Advanced Information Service Public Co., Ltd.	46,800	110,153
Airports of Thailand Public Co., Ltd.	26,900	33,387
Bangkok Bank Public Co., Ltd.	18,700	52,432
Bangkok Bank Public Co., Ltd.	52,000	155,164

Banpu Public Co., Ltd.	8,200	31,640
Hana Microelectronics Public Co., Ltd.	35,100	27,313
Italian-Thai Development Public Co., Ltd.	62,400	11,156
Kasikornbank Public Co., Ltd.	28,300	48,046
Kasikornbank Public Co., Ltd.	72,900	128,454
Krung Thai Bank Public Co., Ltd.	175,400	49,180
Land & Houses Public Co., Ltd.	93,100	19,518
Land & Houses Public Co., Ltd.	129,400	27,960
PTT Chemical PCL	17,000	38,045
PTT Exploration & Production Public Co., Ltd.	15,600	221,510
PTT Public Co., Ltd.	47,800	287,722
Ratchaburi Electricity Generating Holding Public Co., Ltd.	20,800	21,268
Shin Corp. Public Co., Ltd.	88,400	86,410
Siam Cement Public Co., Ltd.	18,800	123,802
Siam Cement Public Co., Ltd.	8,300	50,387
Siam City Cement Public Co., Ltd.	2,100	15,882
Siam Commercial Bank Public Co., Ltd.	49,900	82,792
Thai Airways International Public Co., Ltd.	32,000	38,277
Thanachart Capital Public Co., Ltd.	41,600	17,122
TISCO Bank Public Co., Ltd.	20,800	14,848
True Corp. Public Co., Ltd. (a)	104,400	28,198
		1,720,666

Turkey 1.7%
Akbank, TAS	110,191	926,113
Anadolu Efes Biracilik ve Malt Sanayii, AS	3,107	99,369
Arcelik, AS	26,414	218,070
Dogan Sirketler Grubu Holding, AS	57,161	261,465
Dogan Yayin Holding, AS (a)	35,359	163,054
Eregli Demir ve Celik Fabrikalari, TAS	61,850	377,218
Ford Otomotiv Sanayi, AS	16,072	143,447
Haci Omer Sabanci Holding, AS	64,408	455,096
Hurriyet Gazetecilik ve Matbaacilik, AS	20,090	76,953
Koc Holding, AS	46,076	245,030
Migros Turk, TAS	18,541	230,297
Trakya Cam Sanayii, AS	6,672	28,534
Tupras-Turkiye Petrol Rafinerileri, AS	19,019	335,255
Turk Hava Yollari Anonim Ortakligi	6,977	38,401
Turk Sise ve Cam Fabrikalari, AS	19,896	85,089
Turkcell Iletisim Hizmetleri, AS	64,289	411,220
Turkiye Garanti Bankasi, AS	167,486	622,856
Turkiye Is Bankasi	117,300	977,136
Yapi ve Kredi Bankasi, AS	56,163	296,584
		5,991,187

United Kingdom 7.3%
3I Group Plc	1,721	28,122
Aegis Group Plc	8,129	19,314
Alliance Unichem Plc	776	12,080
Amec Plc	3,551	24,863
Amvescap Plc	2,243	20,927
Anglo American Plc	14,846	572,098
ARM Holdings Plc	14,115	32,677
Arriva Plc	1,179	12,608
Assoc Brit Ports Holdings Plc	3,308	41,582
AstraZeneca Group Plc	18,808	947,633
Aviva Plc	29,431	408,811
BAA Plc	13,975	201,282
BAE Systems Plc	37,995	277,748
Balfour Beatty Plc	6,472	41,829
Barclays Plc	63,623	744,477
Barratt Developments Plc	1,779	32,732
BBA Group Plc	5,662	27,618
Bellway Plc	1,057	22,680
Berkeley Group Holdings Plc	1,108	22,812
BG Group Plc	39,127	489,110
Billiton Plc	25,984	474,695
BOC Group Plc	5,322	143,042
Boots Co. Plc	4,448	55,603
BP Plc	229,596	2,636,728

Brambles Industries Plc	2,224	16,644
British Airways Plc (a)	7,858	48,227
British American Tobacco Plc	9,460	229,115
British Land Co. Plc	4,721	101,790
British Sky Broadcasting Group Plc	7,402	69,445
BT Group Plc	84,070	324,260
Bunzl Plc	4,450	52,806
Burberry Group Plc	1,955	15,743
Cadbury Schweppes Plc	20,830	207,007
Capita Group Plc	2,031	16,214
Carnival Plc	2,280	112,104
Centrica Plc	32,984	161,317
Close Brothers Group Plc	400	7,412
Cobham Plc	13,973	45,640
Compass Group Plc	27,632	109,578
Corus Group Plc	47,143	72,077
Daily Mail & General Trust	2,290	27,612
Diageo Plc	32,373	509,859
Dixons Group Plc	11,861	38,020
Electrocomponents Plc	6,515	31,694
EMAP Plc	1,916	29,327
EMI Group Plc	6,046	26,576
Enterprise Inns Plc	4,997	82,651
FirstGroup Plc	4,145	30,588
Friends Provident Plc	22,732	82,346
GKN Plc	4,896	28,283
GlaxoSmithKline Plc	66,310	1,733,864
Group 4 Securicor Plc	3,500	11,508
GUS Plc	5,048	92,528
Hammerson Plc	2,595	55,906
Hanson Plc	7,677	100,569
Hays Plc	4,890	13,785
HBOS Plc	36,834	614,995
Hilton Group Plc	21,439	144,895
HSBC Holdings Plc	105,821	1,774,184
ICAP Plc	1,490	11,585
IMI Plc	5,188	51,017
Imperial Chemical Industries Plc	12,631	75,930
Imperial Tobacco Group Plc	3,976	117,918
Intercontinental Hotels Groups Plc	6,615	108,206
International Power Plc	4,522	22,234
Invensys Plc (a)	34,300	13,706
Johnson Matthey Plc	2,336	56,658
Kelda Group Plc	6,276	85,977
Kesa Electricals Plc	2,315	12,549
Kingfisher Plc	7,834	32,598
Land Securities Group Plc	4,226	141,559
Legal & General Group Plc	75,564	186,424
Liberty International Plc	2,256	46,133
Lloyds TSB Group Plc	51,674	494,230
Logica Plc	13,105	44,570
London Stock Exchange Plc	781	14,329
Man Group Plc	904	38,716
Marks & Spencer Group Plc	10,271	99,306
Meggitt Plc	6,248	37,776
MFI Furniture Group Plc	7,113	13,254
Misys Plc	4,804	18,738
Mitchells & Butlers Plc	7,467	62,077
National Express Group Plc	1,099	18,044
National Grid Plc	34,420	342,362
Next Plc	1,616	46,326
Pearson Plc	5,332	73,925
Persimmon Plc	1,833	42,292
Pilkington Plc	19,135	53,857
Provident Financial Plc	784	9,623
Prudential Corp. Plc	22,565	261,689
Punch Taverns Plc	3,575	52,329
Reckitt Benckiser Plc	9,355	329,293
Reed Elsevier Plc	8,405	80,608
Rentokil Initial Plc	5,557	15,061
Resolution Plc	610	7,106

Reuters Group Plc	9,874	68,020
Rexam Plc	5,915	57,293
Rio Tinto Corp. Plc	11,258	571,533
Rolls-Royce Group Plc	1,169,881	2,073
Rolls-Royce Group Plc	21,745	173,031
Royal & Sun Alliance Insurance Group Plc	32,638	78,111
Royal Bank of Scotland Group Plc	28,291	920,631
Royal Dutch Shell Plc, Class A	49,685	1,552,082
Royal Dutch Shell Plc, Class B	36,575	1,189,569
Sainsbury(J) Plc	11,749	67,872
Schroders Plc	382	7,891
Scottish & Southern Energy Plc	11,019	216,715
Scottish Power Plc	23,279	235,389
Serco Group Plc	1,422	7,782
Severn Trent Plc	5,264	102,157
Signet Group Plc	10,421	19,825
Slough Estates Plc	3,733	43,260
Smith & Nephew Plc	8,629	76,609
Smiths Group Plc	6,696	114,359
Stagecoach Group Plc	3,575	7,143
Tate & Lyle Plc	6,752	66,984
Taylor Woodrow Plc	4,350	30,533
Tesco Plc	57,703	330,835
The Sage Group Plc	14,711	70,351
Tomkins Plc	10,786	63,012
Unilever Plc	29,414	301,002
United Business Media Plc	2,081	26,231
United Utilities Plc	2,678	32,081
Vodafone Group Plc	618,069	1,293,968
Whitbread Plc	3,647	75,148
William Hill Plc	5,797	60,380
Wimpey George Plc	2,909	28,278
Wolseley Plc	7,089	174,154
WPP Group Plc	6,524	78,267
Yell Group Plc	4,246	40,168
		25,610,382

United States 42.6%
3M Co.	11,100	840,159
A.G. Edwards, Inc.	1,200	59,832
Abbott Laboratories	18,100	768,707
Abercrombie & Fitch Co., Class A	700	40,810
Activision, Inc. (a)	3,200	44,128
Adobe Systems, Inc. (a)	14,000	488,880
Advance Auto Parts, Inc.	1,200	49,968
Advanced Medical Optics, Inc. (a)	800	37,312
Advanced Micro Devices, Inc. (a)	4,400	145,904
AES Corp. (a)	3,800	64,828
Aetna, Inc.	12,400	609,336
Affiliated Computer Services, Inc., Class A (a)	1,500	89,490
AFLAC, Inc.	1,500	67,695
Agilent Technologies, Inc. (a)	6,704	251,735
AGL Resources, Inc.	1,700	61,285
Air Products & Chemicals, Inc.	4,200	282,198
Airgas, Inc.	1,300	50,817
Albertson’s, Inc.	2,800	71,876
Alcoa, Inc.	14,000	427,840
Alliance Data Systems Corp. (a)	800	37,416
Alliant Energy Corp.	2,000	62,940
Alliant Techsystems, Inc. (a)	900	69,453
Allstate Corp.	1,600	83,376
ALLTEL Corp.	3,600	233,100
Altera Corp. (a)	2,700	55,728
Altria Group, Inc.	26,317	1,864,823
Amazon.com, Inc. (a)	3,900	142,389
AMB Property Corp.	800	43,416
AMBAC Financial Group, Inc.	600	47,760
Ameren Corp.	1,200	59,784
American Eagle Outfitters, Inc.	1,300	38,818
American Electric Power Co., Inc.	2,500	85,050

American Express Co.	6,100	320,555
American International Group, Inc.	29,305	1,936,767
American Tower Corp., Class A (a)	4,100	124,312
AmeriCredit Corp. (a)	1,400	43,022
Ameriprise Financial, Inc.	1,100	49,566
AMETEK, Inc.	900	40,464
Amgen, Inc. (a)	17,000	1,236,750
Amphenol Corp., Class A	1,200	62,616
AmSouth Bancorp	4,600	124,430
Anadarko Petroleum Corp.	4,800	484,848
Analog Devices, Inc.	3,500	134,015
Anheuser-Busch Cos., Inc.	12,900	551,733
AnnTaylor Stores Corp. (a)	600	22,074
AON Corp.	1,600	66,416
Apache Corp.	4,970	325,585
Apollo Group, Inc., Class A (a)	200	10,502
Apple Computer, Inc. (a)	11,400	715,008
Applera Corp.	2,696	73,169
Applied Materials, Inc.	19,400	339,694
Aqua America, Inc.	1,900	52,858
Arch Coal, Inc.	700	53,158
Archer-Daniels-Midland Co.	700	23,555
Archstone-Smith Trust	1,400	68,278
Arrow Electronics, Inc. (a)	2,000	64,540
Arthur J. Gallagher & Co.	600	16,686
Associated Banc-Corp.	2,151	73,091
Astoria Financial Corp.	900	27,864
AT&T, Inc.	36,900	997,776
Autodesk, Inc. (a)	3,200	123,264
Automatic Data Processing, Inc.	8,800	401,984
Avalonbay Communities, Inc.	400	43,640
Avnet, Inc. (a)	2,100	53,298
Avon Products, Inc.	13,500	420,795
Baker Hughes, Inc.	6,900	471,960
Bank of America Corp.	54,135	2,465,308
Bank of Hawaii Corp.	300	15,993
Bank of New York Co., Inc.	14,800	533,392
Barnes & Noble, Inc.	500	23,125
Baxter International, Inc.	10,000	388,100
BB & T Corp.	5,500	215,600
BEA Systems, Inc. (a)	7,300	95,849
Beazer Homes USA, Inc.	800	52,560
Beckman Coulter, Inc.	800	43,656
Becton, Dickinson & Co.	5,000	307,900
Bed Bath & Beyond, Inc. (a)	4,500	172,800
BellSouth Corp.	17,400	602,910
Best Buy Co., Inc.	600	33,558
Biogen Idec, Inc. (a)	4,635	218,309
Biomet, Inc.	4,200	149,184
BJ Services Co.	3,600	124,560
BMC Software, Inc. (a)	3,000	64,980
Boeing Co.	10,400	810,472
BorgWarner, Inc.	900	54,036
Boston Properties, Inc.	700	65,275
Boston Scientific Corp. (a)	8,900	205,145
Brinker International, Inc.	2,150	90,838
Brinks Co.	900	45,684
Bristol-Myers Squibb Co.	25,400	625,094
Broadcom Corp., Class A (a)	4,200	181,272
Brown & Brown, Inc.	700	23,240
Burlington Northern Santa Fe Corp.	12,800	1,066,624
Burlington Resources, Inc.	7,800	716,898
CA, Inc.	7,692	209,299
Cadence Design Systems, Inc. (a)	9,600	177,504
Campbell Soup Co.	6,400	207,360
Capital One Financial Corp.	500	40,260
Cardinal Health, Inc.	6,900	514,188
Career Education Corp. (a)	1,000	37,730
Caremark Rx, Inc.	6,187	304,277
CarMax, Inc. (a)	1,200	39,216
Caterpillar, Inc.	10,500	754,005

CBS Corp., Class B	15,411	369,556
CDW Corp.	800	47,080
Cendant Corp.	23,800	412,930
Centex Corp.	200	12,398
Cephalon, Inc. (a)	700	42,175
Ceridian Corp. (a)	2,200	55,990
CH Robinson Worldwide, Inc.	2,300	112,907
Charles River Laboratories International, Inc. (a)	700	34,314
Charles Schwab Corp.	22,200	382,062
CheckFree Corp. (a)	1,000	50,500
Cheesecake Factory, Inc. (a)	1,600	59,920
Chemtura Corp.	3,300	38,874
Chesapeake Energy Corp.	500	15,705
ChevronTexaco Corp.	39,865	2,310,974
Chico’s FAS, Inc. (a)	1,700	69,088
Chiron Corp. (a)	1,300	59,553
ChoicePoint, Inc. (a)	933	41,752
Chubb Corp.	3,000	286,320
Cigna Corp.	3,000	391,860
Cinergy Corp.	1,100	49,951
Cisco Systems, Inc. (a)	101,500	2,199,505
CIT Group, Inc.	500	26,760
Citigroup, Inc.	84,049	3,969,634
Citrix Systems, Inc. (a)	2,300	87,170
City National Corp.	500	38,395
Claire’s Stores, Inc.	1,000	36,310
Clorox Co.	4,400	263,340
Coach, Inc. (a)	11,700	404,586
Coca-Cola Co.	40,800	1,708,296
Cognizant Technology Solutions Corp., Class A (a)	3,000	178,470
Colonial Bancgroup, Inc.	1,700	42,500
Comcast Corp., Class A (a)	10,863	284,176
Comerica, Inc.	2,600	150,722
Commerce Bancorp, Inc.	1,700	62,305
Community Health Systems, Inc. (a)	1,000	36,150
Compass Bancshares, Inc.	300	15,183
Computer Sciences Corp. (a)	3,000	166,650
ConAgra Foods, Inc.	14,600	313,316
Consolidated Edison, Inc.	1,500	65,250
Constellation Energy Group, Inc.	1,100	60,181
Con-way, Inc.	600	29,964
Cooper Cameron Corp. (a)	1,200	52,896
Corning, Inc. (a)	20,850	561,074
Corporate Executive Board Co.	400	40,360
Costco Wholesale Corp.	7,600	411,616
Countrywide Financial Corp.	700	25,690
Covance, Inc. (a)	900	52,875
Coventry Health Care, Inc. (a)	252	13,603
Cree, Inc. (a)	800	26,248
CSX Corp.	1,500	89,700
Cullen/Frost Bankers, Inc.	600	32,250
CVS Corp.	8,800	262,856
Cytyc Corp. (a)	1,500	42,270
D.R. Horton, Inc.	1,300	43,186
Danaher Corp.	5,900	374,945
Dean Foods Co. (a)	1,345	52,226
Deere & Co.	4,300	339,915
Dell, Inc. (a)	30,300	901,728
Denbury Resources, Inc. (a)	1,900	60,173
Dentsply International, Inc.	800	46,520
Developers Diversified Realty Corp.	1,100	60,225
Devon Energy Corp.	7,446	455,472
Diebold, Inc.	900	36,990
Discovery Holding Co. (a)	3,969	59,535
Dollar Tree Stores, Inc. (a)	1,350	37,355
Dominion Resources, Inc.	2,100	144,963
Dover Corp.	4,100	199,096
Dow Chemical Co.	18,666	757,840
DPL, Inc.	922	24,894
DST Systems, Inc. (a)	800	46,352

DTE Energy Co.	1,000	40,090
Du Pont (E.I.) de Nemours & Co.	18,750	791,438
Duke Energy Corp.	5,800	169,070
Duke Realty Corp.	1,000	37,950
Dun & Bradstreet Corp. (a)	800	61,344
Eaton Corp.	2,600	189,722
Eaton Vance Corp.	1,800	49,284
eBay, Inc. (a)	10,900	425,754
Ecolab, Inc.	5,700	217,740
Edison International, Inc.	1,800	74,124
Education Management Corp. (a)	1,000	41,600
Edwards Lifesciences Corp. (a)	500	21,750
Electronic Arts, Inc. (a)	4,400	240,768
Electronic Data Systems Corp.	6,500	174,395
Eli Lilly & Co.	10,700	591,710
EMC Corp. (a)	35,530	484,274
Emerson Electric Co.	7,200	602,136
Energizer Holdings, Inc. (a)	800	42,400
Energy East Corp.	1,800	43,740
ENSCO International, Inc.	1,100	56,595
Entergy Corp.	1,400	96,516
EOG Resources, Inc.	1,900	136,800
Equitable Resources, Inc.	1,000	36,510
Equity Office Properties Trust	3,000	100,740
Equity Residential	1,700	79,543
Exelon Corp.	4,100	216,890
Expeditors International Washington, Inc.	1,000	86,390
Express Scripts, Inc. (a)	500	43,950
Exxon Mobil Corp.	99,811	6,074,497
F5 Networks, Inc. (a)	500	36,245
Fair Isaac Corp.	700	27,734
Fannie Mae	1,000	51,400
Fastenal Co.	1,400	66,276
Federated Department Stores, Inc.	3,539	258,347
FedEx Corp.	4,900	553,406
Fidelity National Financial, Inc.	1,847	65,624
Fidelity National Information Services, Inc.	700	28,385
Fifth Third Bancorp	5,600	220,416
First American Corp.	1,000	39,160
First Data Corp.	13,051	611,048
FirstEnergy Corp.	2,000	97,800
Fiserv, Inc. (a)	3,100	131,905
Fisher Scientific International, Inc. (a)	224	15,243
Florida Rock Industries, Inc.	900	50,598
Flowserve Corp. (a)	900	52,506
FMC Technologies, Inc. (a)	800	40,976
Foot Locker, Inc.	1,800	42,984
Fortune Brands, Inc.	200	16,126
FPL Group, Inc.	2,200	88,308
Franklin Resources, Inc.	200	18,848
Freddie Mac	600	36,600
Freeport-McMoRan Copper & Gold, Inc., Class B	4,000	239,080
GameStop Corp., Class A (a)	700	32,998
Gannett Co., Inc.	8,000	479,360
Gap, Inc. (The)	6,525	121,887
Genentech, Inc. (a)	5,900	498,609
General Dynamics Corp.	5,200	332,696
General Electric Co.	148,742	5,173,247
General Growth Properties, Inc.	1,500	73,305
General Mills, Inc.	8,000	405,440
Gen-Probe, Inc. (a)	600	33,072
Gentex Corp.	1,300	22,698
Genworth Financial, Inc., Class A	500	16,715
Genzyme Corp. (a)	2,900	194,938
Gilead Sciences, Inc. (a)	3,500	217,770
Golden West Financial Corp.	200	13,580
Goldman Sachs Group, Inc.	5,700	894,672
Google, Inc., Class A (a)	2,700	1,053,000
Graco, Inc.	1,200	54,516
Grant Prideco, Inc. (a)	1,400	59,976
GTECH Holdings Corp.	1,500	51,075

Guidant Corp.	5,700	444,942
H&R Block, Inc.	9,800	212,170
H.J. Heinz Co.	9,500	360,240
Halliburton Co.	11,000	803,220
Hanover Insurance Group, Inc.	800	41,936
Harrah’s Entertainment, Inc.	3,243	252,824
Harris Corp.	1,600	75,664
Harsco Corp.	900	74,358
Hartford Financial Services Group, Inc.	1,100	88,605
HCA, Inc.	500	22,895
HCC Insurance Holdings, Inc.	1,250	43,500
Health Net, Inc. (a)	3,700	188,034
Helmerich & Payne, Inc.	600	41,892
Henry Schein, Inc. (a)	1,100	52,646
Hewlett-Packard Co.	38,500	1,266,650
Hillenbrand Industries, Inc.	800	43,992
Hilton Hotels Corp.	19,400	493,924
HNI Corp.	800	47,200
Home Depot, Inc.	17,700	748,710
Honeywell International, Inc.	12,100	517,517
Hospira, Inc. (a)	2,680	105,753
Hospitality Properties Trust	800	34,936
Host Marriott Corp.	2,200	47,080
Hubbell, Inc., Class B	1,100	56,386
Illinois Tool Works, Inc.	4,600	443,026
Independence Community Bank Corp.	800	33,344
IndyMac Bancorp, Inc.	500	20,465
Integrated Device Technology, Inc. (a)	4,200	62,412
Intel Corp.	54,500	1,054,575
International Business Machines Corp.	21,400	1,764,858
International Game Technology	5,700	200,754
International Paper Co.	9,765	337,576
International Rectifier Corp. (a)	1,300	53,859
Intersil Corp., Class A	2,400	69,408
Intuit, Inc. (a)	2,300	122,337
Intuitive Surgical, Inc. (a)	300	35,400
Investors Financial Services Corp.	800	37,496
Invitrogen Corp. (a)	600	42,078
ITT Industries, Inc.	400	22,488
J.B. Hunt Transport Services, Inc.	2,200	47,388
J.C. Penney Co., Inc.	500	30,205
J.P. Morgan Chase & Co.	49,881	2,077,045
Jabil Circuit, Inc. (a)	100	4,286
Jacobs Engineering Group, Inc. (a)	700	60,718
JDS Uniphase Corp. (a)	18,500	77,145
Jefferies Group, Inc.	800	46,800
Johnson & Johnson	30,700	1,818,054
Joy Global, Inc.	1,500	89,655
Juniper Networks, Inc. (a)	6,300	120,456
Kerr-McGee Corp.	1,394	133,099
KeyCorp	5,000	184,000
KeySpan Corp.	900	36,783
Kimberly-Clark Corp.	9,000	520,200
Kimco Realty Corp.	1,400	56,896
Kinder Morgan, Inc.	2,400	220,776
Kla-Tencor Corp.	2,200	106,392
Kohl’s Corp. (a)	2,600	137,826
Kraft Foods, Inc., Class A	7,800	236,418
Kroger Co.	4,700	95,692
L-3 Communications Holdings, Inc.	400	34,316
Laboratory Corp. of America Holdings (a)	3,700	216,376
Lam Research Corp. (a)	2,000	86,000
Laureate Education, Inc. (a)	600	32,028
Legg Mason, Inc.	1,250	156,663
Lehman Brothers Holdings, Inc.	4,389	634,342
Leucadia National Corp.	950	56,677
Lexmark International, Inc., Class A (a)	2,100	95,298
Liberty Global Inc. (a)	2,324	45,899
Liberty Global Inc. Class A (a)	2,324	47,572
Liberty Media Corp., Class A (a)	39,798	326,742
Liberty Property Trust	700	33,012

Limited Brands, Inc.	6,700	163,882
Lincare Holdings, Inc. (a)	1,200	46,752
Lincoln National Corp.	2,815	153,671
Linear Technology Corp.	2,100	73,668
Liz Claiborne, Inc.	3,300	135,234
Lockheed Martin Corp.	5,600	420,728
Lowe’s Cos., Inc.	8,400	541,296
Lubrizol Corp.	1,000	42,850
Lucent Technologies, Inc. (a)	64,900	197,945
Lyondell Chemical Co.	3,000	59,700
M & T Bank Corp.	169	19,290
Macerich Co.	500	36,975
Mack-Cali Realty Corp.	700	33,600
Manpower, Inc.	1,200	68,616
Marathon Oil Corp.	6,600	502,722
Marriott International, Inc., Class A	200	13,720
Marsh & McLennan Co., Inc.	1,800	52,848
Marshall & Ilsley Corp.	200	8,716
Martin Marietta Materials, Inc.	700	74,921
Masco Corp.	7,900	256,671
Maxim Integrated Products, Inc.	3,200	118,880
MBIA, Inc.	2,700	162,351
McAfee, Inc. (a)	1,600	38,928
McDonald’s Corp.	12,800	439,808
McKesson Corp.	3,583	186,782
MDU Resources Group, Inc.	1,400	46,830
MeadWestvaco Corp.	7,100	193,901
Medco Health Solutions, Inc. (a)	4,673	267,389
Medtronic, Inc.	18,800	954,100
Mellon Financial Corp.	9,800	348,880
MEMC Electronic Materials, Inc. (a)	1,800	66,456
Mercantile Bankshares Corp.	2,400	92,280
Merck & Co., Inc.	22,600	796,198
Merrill Lynch & Co., Inc.	16,600	1,307,416
Metlife, Inc.	1,900	91,903
Michaels Stores, Inc.	1,400	52,612
Microchip Technology, Inc.	4,500	163,350
Micron Technology, Inc. (a)	5,900	86,848
Microsoft Corp.	141,500	3,850,215
Millennium Pharmaceuticals, Inc. (a)	8,549	86,430
Mohawk Industries, Inc. (a)	700	56,504
MoneyGram International, Inc.	900	27,648
Monsanto Co.	5,612	475,617
Moody’s Corp.	2,300	164,358
Motorola, Inc.	34,400	788,104
MSC Industrial Direct, Co., Inc., Class A	900	48,618
National City Corp.	5,713	199,384
National Fuel Gas Co.	200	6,544
National Semiconductor Corp.	3,900	108,576
National-Oilwell Varco, Inc. (a)	467	29,944
Network Appliance, Inc. (a)	6,400	230,592
New Plan Excel Realty Trust	1,000	25,940
New York Community Bancorp, Inc.	2,293	40,173
Newfield Exploration Co. (a)	1,200	50,280
Newmont Mining Corp.	8,500	441,065
News Corp., Class A	9,445	156,881
News Corp., Class B	6,348	111,471
NII Holdings, Inc. (a)	1,500	88,455
Nike, Inc., Class B	200	17,020
NiSource, Inc.	2,649	53,563
Noble Energy, Inc.	1,700	74,664
Norfolk Southern Corp.	4,500	243,315
North Fork Bancorp, Inc.	1,409	40,621
Northeast Utilities	1,500	29,295
Northern Trust Corp.	200	10,500
Northrop Grumman Corp.	5,300	361,937
Novellus Systems, Inc. (a)	1,700	40,800
NSTAR	400	11,444
Nucor Corp.	3,200	335,328
Occidental Petroleum Corp.	5,300	491,045
Office Depot, Inc. (a)	500	18,620

OGE Energy Corp.	1,400	40,600
Old Republic International Corp.	2,962	64,631
Omnicare, Inc.	1,300	71,487
Omnicom Group, Inc.	4,700	391,275
ONEOK, Inc.	1,300	41,925
Oracle Corp. (a)	63,814	873,614
O’Reilly Automotive, Inc. (a)	1,200	43,872
Outback Steakhouse, Inc.	1,300	57,200
PACCAR, Inc.	2,550	179,724
Parker Hannifin Corp.	2,300	185,403
Patterson - UTI Energy, Inc.	1,800	57,528
Paychex, Inc.	5,500	229,130
PDL BioPharma, Inc. (a)	1,100	36,080
Peabody Energy Corp.	2,700	136,107
Pentair, Inc.	1,300	52,975
Pepco Holdings, Inc.	2,000	45,580
PepsiCo, Inc.	36,400	2,103,556
PETsMART, Inc.	1,800	50,652
Pfizer, Inc.	65,860	1,641,231
PG&E Corp.	2,600	101,140
Pharmaceutical Product Development, Inc.	1,000	34,610
Phelps Dodge Corp.	3,500	281,855
Pioneer Natural Resources Co.	1,300	57,525
Pitney Bowes, Inc.	3,300	141,669
Plains Exploration & Production Co. (a)	700	27,048
Plum Creek Timber Co., Inc.	1,500	55,395
PMI Group, Inc.	1,300	59,696
PNC Financial Services Group, Inc.	3,400	228,854
Pogo Producing Co.	600	30,150
Polo Ralph Lauren Corp.	900	54,549
PPG Industries, Inc.	2,100	133,035
PPL Corp.	2,400	70,560
Praxair, Inc.	7,200	397,080
Precision Castparts Corp.	1,500	89,100
Pride International, Inc. (a)	1,400	43,652
Procter & Gamble Co.	54,077	3,115,917
Progress Energy, Inc.	1,500	65,970
Progressive Corp.	600	62,556
ProLogis	1,300	69,550
Protective Life Corp.	1,100	54,714
Prudential Financial, Inc.	6,930	525,363
Public Service Enterprise Group, Inc.	1,500	96,060
Public Storage, Inc.	500	40,615
Pulte Homes, Inc.	200	7,684
QLogic Corp. (a)	3,100	59,985
QUALCOMM, Inc.	23,600	1,194,396
Quest Diagnostics, Inc.	4,600	235,980
Questar Corp.	800	56,040
Quicksilver Resources, Inc. (a)	400	15,464
Qwest Communications International, Inc. (a)	14,500	98,600
Radian Group, Inc.	1,300	78,325
Raymond James Financial, Inc.	1,700	50,252
Rayonier, Inc. REIT	900	41,031
Raytheon Co.	6,700	307,128
Regency Centers Corp.	1,000	67,190
Regions Financial Corp.	5,800	203,986
Republic Services, Inc.	1,400	59,514
Rockwell Automation, Inc.	3,300	237,303
Rockwell Collins, Inc.	2,200	123,970
Rohm & Haas Co.	2,600	127,062
Ross Stores, Inc.	1,500	43,785
Ryland Group, Inc.	500	34,700
Safeway, Inc.	3,700	92,944
Saint Paul Travelers Cos., Inc.	1,869	78,106
Saks, Inc. (a)	1,600	30,880
SanDisk Corp. (a)	4,300	247,336
Sanmina-SCI Corp. (a)	8,200	33,620
Sara Lee Corp.	20,000	357,600
SCANA Corp.	1,078	42,301
Sears Holdings Corp. (a)	200	26,448
SEI Investments Co.	900	36,477

Sempra Energy	1,300	60,398
Sepracor, Inc. (a)	1,000	48,810
Sierra Pacific Resources (a)	2,700	37,287
Simon Property Group, Inc.	1,500	126,210
SLM Corp.	2,600	135,044
Smith International, Inc.	1,900	74,024
Smithfield Foods, Inc. (a)	1,200	35,208
Solectron Corp. (a)	11,200	44,800
Sonoco Products Co.	2,200	74,514
Southern Co.	4,600	150,742
Southwest Airlines Co.	3,700	66,563
Southwestern Energy Co. (a)	1,600	51,504
Sovereign Bancorp, Inc.	1,400	30,674
Sprint Nextel Corp.	26,300	679,592
SPX Corp.	2,300	122,866
St. Jude Medical, Inc. (a)	5,600	229,600
Stancorp Financial Group, Inc.	700	37,877
Staples, Inc.	11,075	282,634
Starbucks Corp. (a)	7,100	267,244
Starwood Hotels & Resorts Worldwide, Inc.	9,900	670,527
State Street Corp.	7,000	423,010
Stericycle, Inc. (a)	300	20,286
Stryker Corp.	4,000	177,360
Sun Microsystems, Inc. (a)	46,300	237,519
Sunoco, Inc.	200	15,514
SunTrust Banks, Inc.	4,100	298,316
Synopsys, Inc. (a)	3,200	71,520
Synthes, Inc.	500	54,846
Sysco Corp.	700	22,435
T. Rowe Price Group, Inc.	200	15,642
Target Corp.	6,500	338,065
TCF Financial Corp.	1,700	43,775
Td Banknorth, Inc.	245	7,191
Teleflex, Inc.	800	57,304
Telephone & Data Systems, Inc.	800	31,552
Tellabs, Inc. (a)	302	4,802
Tenet Healthcare Corp. (a)	8,350	61,623
Teradyne, Inc. (a)	2,200	34,122
Texas Instruments, Inc.	14,800	480,556
Textron, Inc.	1,500	140,085
Thomas & Betts Corp. (a)	1,000	51,380
Tidewater, Inc.	700	38,661
Time Warner, Inc.	43,800	735,402
Timken Co.	1,200	38,724
TJX Cos., Inc.	6,400	158,848
Toll Brothers, Inc. (a)	1,100	38,093
Tootsie Roll Industries, Inc.	1	18
Triad Hospitals, Inc. (a)	1,000	41,900
Tronox, Inc., Class B (a)	281	4,774
TXU Corp.	3,500	156,660
Tyson Foods, Inc., Class A	738	10,140
U.S. Bancorp	25,350	773,175
Union Pacific Corp.	3,000	280,050
United Dominion Realty Trust, Inc.	1,800	51,372
United Parcel Service, Inc., Class B	11,000	873,180
United Technologies Corp.	15,100	875,347
UnitedHealth Group, Inc.	25,454	1,421,860
Universal Health Services, Inc., Class B	500	25,395
UnumProvident Corp.	2,700	55,296
Urban Outfitters, Inc. (a)	1,500	36,810
Valero Energy Corp.	4,544	271,640
Valspar Corp.	2,200	61,314
Varian Medical Systems, Inc. (a)	1,400	78,624
VeriSign, Inc. (a)	2,200	52,778
Verizon Communications, Inc.	26,500	902,590
Vertex Pharmaceuticals, Inc. (a)	1,000	36,590
Viacom, Inc., Class B (a)	15,411	597,947
Vishay Intertechnology, Inc. (a)	4,800	68,352
Vornado Realty Trust	900	86,400
Vulcan Materials Co.	2,250	194,963
W.R. Berkley Corp.	1,100	63,866

Wachovia Corp.	21,594	1,210,344
Walgreen Co.	10,900	470,117
Wal-Mart Stores, Inc.	47,300	2,234,452
Walt Disney Co.	35,700	995,673
Washington Mutual, Inc.	1,000	42,620
Washington Post Co., Class B	100	77,675
Waste Management, Inc.	23,300	822,490
Waters Corp. (a)	400	17,260
Webster Financial Corp.	700	33,922
Weingarten Realty Investors	1,100	44,825
WellPoint, Inc. (a)	12,300	952,389
Wells Fargo & Co.	21,900	1,398,753
Western Digital Corp. (a)	2,300	44,689
Western Gas Resources, Inc.	600	28,950
Weyerhaeuser Co.	5,150	373,015
Williams Cos., Inc.	1,100	23,529
Williams-Sonoma, Inc.	1,400	59,360
Wilmington Trust Corp.	1,200	52,020
Wisconsin Energy Corp.	1,300	51,987
Wm. Wrigley Jr. Co.	200	12,800
Wyeth	17,300	839,396
Xcel Energy, Inc.	2,700	49,005
Xerox Corp. (a)	12,700	193,040
Xilinx, Inc.	3,100	78,926
XTO Energy, Inc.	2,566	111,801
Yahoo!, Inc. (a)	17,500	564,550
Yum! Brands, Inc.	3,700	180,782
Zebra Technologies Corp., Class A (a)	600	26,832
Zimmer Holdings, Inc. (a)	4,260	287,976
		149,003,126

Total Common Stocks 94.4%		329,891,049

Preferred Stocks 2.3%
Brazil 2.1%
Ambev Cia De Bebid	879,244	377,864
Aracruz Celulos, SA	23,492	123,756
Banco Bradesco, SA	18,000	644,723
Banco Itau Holding Financeira	22,320	660,111
Braxil Telecom Participacoes, SA	12,412,545	89,251
Caemi Mineracao e Metalurgica	85,500	151,324
Companhia Energetica de Minas Gerais	5,198,500	237,224
Companhia Vale do Rio Doce	29,481	1,273,922
Contax Participacoes, SA	6,605	8,241
Electrobras, SA	5,897,069	130,667
Embratel Participacoes SA	2,947,812	6,539
Empresa Brasileira de Aeronautica, SA	18,443	170,027
Gerdau SA	12,250	275,116
Klabin, SA	31,500	68,488
Petroleo Brasileiro, SA	114,100	2,274,618
Sadia, SA	25,500	68,346
Tele Centro Oeste	4,931	61,979
Tele Norte Leste Participacoes	14,605	243,439
Telesp Celular Participacoes SA	7,067	29,555
Usiminas, SA	5,400	200,254
Votorantim Celulose e Papel, SA	4,971	80,423
		7,175,867

Germany 0.0%
Porsche, AG	29	27,763
ProSieben SAT.1 Media, AG	354	9,223
Volkswagen, AG	443	24,314
		61,300

Republic of Korea (South Korea) 0.1%
Samsung Electronics Co., Ltd.	321	164,365

Russia 0.1%
Surgutneftegaz - ADR	4,300	503,100

Total Preferred Stocks 2.3%		7,904,632

Total Long-Term Investments 96.7%
(Cost $239,920,335)	337,795,681

Repurchase Agreement 2.3%
State Street Bank & Trust Co. ($7,992,000 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 4.72%, dated 03/31/06, to be sold on 04/03/06 at $7,995,144)	7,992,000
(Cost $7,992,000)

Total Investments 99.0%
(Cost $247,912,335)	345,787,681

Foreign Currency 0.3%
(Cost $883,801)	885,566

Other Assets in Excess of Liabilities 0.7%	2,714,193

Net Assets 100.0%	$349,387,440

Percentages are calculated as a percentage of net assets.

(a)	Non-income producing security as this stock currently does not declare dividends.
ADR -	American Depositary Receipt
CVA -	Certification Van Aandelen
GDR -	Global Depositary Receipt
REIT -	Real Estate Investment Trust

Futures Contracts outstanding as of March 31, 2006:

		Unrealized
		Appreciation/
	Contracts	Depreciation
Long Contracts:
Dax Index - June 2006 (Current Notional Value of $181,823 per contract)	27	$97,908
MSCI Taiwan Stock Index - April 2006 (Current Notional Value of $27,940 per contract)	165	148,170
Topix Index - June 2006 (Current Notional Value of $146,771 per contract)	3	30,762
S&P 500 Index - June 2006 (Current Notional Value of $325,825 per contract)	2	(6,760)
	197	$270,080

Forward Currency Contracts Outstanding as of March 31, 2006:

	In		Unrealized
	Exchange	Current	Appreciation/
	For	Value	Depreciation
Long Contracts:
Australian Dollar,
1,172,027 expiring 05/19/06	US$	$838,350	$(30,509)
Swiss Franc,
2,510,789 expiring 05/19/06	US$	1,935,932	(5,270)
Euro,
10,749,733 expiring 05/19/06	US$	13,065,924	211,930
Euro,
306,478 expiring 06/15/06	US$	373,127	5,579
Euro,
5,294,224 expiring 06/15/06	US$	6,445,548	96,503
Euro,
2,526,510 expiring 06/15/06	US$	3,075,945	44,815
Euro,
5,818,362 expiring 06/15/06	US$	7,083,669	93,897
Japanese Yen,
942,511,179 expiring 05/19/06	US$	8,062,643	(99,959)
Japanese Yen,

772,783,990 expiring 05/19/06	US$	6,610,724	(99,276)
Japanese Yen,
32,385,180 expiring 06/15/06	US$	278,017	2,656
Japanese Yen,
355,500,000 expiring 06/15/06	US$	3,051,862	26,459
Singapore Dollar,
1,426,818 expiring 05/19/06	US$	884,682	6,170
Taiwan Dollar,
111,682,400 expiring 06/08/06	US$	3,463,969	949
			253,944
Short Contracts:
Swiss Franc,
2,510,789 expiring 05/19/06	US$	1,935,932	17,837
Euro,
4,049,187 expiring 06/15/06	US$	4,929,755	(72,148)
Euro,
1,125,227 expiring 06/15/06	US$	1,369,928	(20,150)
Euro,
93,521 expiring 06/15/06	US$	113,859	(1,660)
Hong Kong Dollar,
66,741,761 expiring 05/19/06	US$	8,608,793	3,048
Hong Kong Dollar,
2,767,000 expiring 05/19/06	US$	356,906	94
Japanese Yen,
778,338,311 expiring 05/19/06	US$	6,658,238	56,321
Japanese Yen,
1,941,972,093 expiring 05/19/06	US$	16,612,459	121,611
Japanese Yen,
1,013,034,324 expiring 05/19/06	US$	8,665,928	(82,928)
Singapore Dollar,
1,426,818 expiring 05/19/06	US$	884,682	(4,772)
			17,253
			271,197

Summary of Long-Term Investments by Industry Classification

Industry	Value	Percent of Net Assets

Diversified Banks	$34,686,455	9.9%
Integrated Oil & Gas	27,762,774	7.9
Pharmaceuticals	16,037,755	4.6
Industrial Conglomerates	9,718,764	2.8
Oil & Gas Exploration & Production	8,119,115	2.3
Integrated Telecommunication Services	7,912,109	2.3
Communications Equipment	7,871,409	2.3
Other Diversified Financial Services	7,676,513	2.2
Wireless Telecommunication Services	6,191,897	1.8
Automobile Manufacturers	5,967,132	1.7
Computer Hardware	5,936,375	1.7
Diversified Metals & Mining	5,927,843	1.7
Electric Utilities	5,468,546	1.6
Investment Banking & Brokerage	5,424,755	1.6
Systems Software	5,190,919	1.5
Steel	5,089,965	1.5
Aerospace & Defense	4,969,881	1.4
Real Estate Management & Development	4,951,897	1.4
Semiconductors	4,897,930	1.4
Household Products	4,646,215	1.3
Industrial Machinery	4,529,528	1.3
Packaged Foods & Meats	4,492,336	1.3
Multi-line Insurance	4,233,481	1.2
Soft Drinks	4,170,161	1.2
Health Care Equipment	4,115,483	1.2
Oil & Gas Equipment & Services	4,104,442	1.2
Regional Banks	3,872,708	1.1
Hypermarkets & Super Centers	3,717,786	1.1
Life & Health Insurance	3,580,692	1.0
Managed Health Care	3,577,082	1.0
Electronic Equipment Manufacturers	3,338,263	1.0
Railroads	3,314,264	1.0

Diversified Chemicals	2,934,209	0.8
Internet Software & Services	2,916,928	0.8
Movies & Entertainment	2,849,313	0.8
Biotechnology	2,825,052	0.8
Tobacco	2,821,045	0.8
Construction & Farm Machinery & Heavy Trucks	2,556,754	0.7
Property & Casualty Insurance	2,463,625	0.7
Construction Materials	2,368,607	0.7
Consumer Electronics	2,271,048	0.7
Air Freight & Logistics	2,195,798	0.6
Data Processing & Outsourced Services	2,107,012	0.6
Trading Companies & Distributors	2,072,771	0.6
Multi-Utilities	2,060,869	0.6
Consumer Finance	2,016,074	0.6
Food Retail	2,003,839	0.6
Asset Management & Custody Banks	1,947,862	0.6
Broadcasting & Cable TV	1,899,291	0.5
Oil & Gas Refining & Marketing	1,852,764	0.5
Gold	1,805,626	0.5
Specialty Chemicals	1,775,600	0.5
Electrical Components & Equipment	1,681,573	0.5
Application Software	1,668,087	0.5
Brewers	1,648,910	0.5
Diversified Capital Markets	1,647,775	0.5
Publishing	1,633,575	0.5
Office Electronics	1,618,804	0.5
Restaurants	1,575,699	0.5
Paper Products	1,565,294	0.4
Apparel Retail	1,507,261	0.4
Oil & Gas Drilling	1,438,998	0.4
Building Products	1,433,654	0.4
Home Improvement Retail	1,428,724	0.4
Health Care Services	1,405,575	0.4
Construction & Engineering	1,375,404	0.4
Computer Storage & Peripherals	1,372,141	0.4
Homebuilding	1,333,855	0.4
Department Stores	1,328,263	0.4
Semiconductor Equipment	1,276,976	0.4
Lodging/Resorts	1,211,531	0.3
Auto Parts & Equipment	1,172,100	0.3
Apparel, Accessories & Luxury Goods	1,152,069	0.3
Gas Utilities	1,128,477	0.3
Commodity Chemicals	1,104,953	0.3
Industrial Gases	1,092,163	0.3
IT Consulting & Other Services	1,083,717	0.3
Environmental & Facilities Services	1,017,751	0.3
Real Estate Investment Trusts	1,012,436	0.3
Fertilizers & Agricultural Chemicals	1,002,324	0.3
Aluminum	900,664	0.3
Diversified Commercial & Professional Services	860,830	0.2
Casinos & Gaming	853,498	0.2
Specialized Finance	845,102	0.2
Drug Retail	788,576	0.2
Health Care Distributors	769,764	0.2
Home Entertainment Software	708,461	0.2
Hotels, Resorts & Cruise Lines	699,700	0.2
Heavy Electrical Equipment	670,026	0.2
Precious Metals & Minerals	615,301	0.2
Thrifts & Mortgage Finance	593,140	0.2
Oil & Gas Storage & Transportation	565,265	0.2
Advertising	557,197	0.2
Personal Products	551,041	0.2
Independent Power Producers & Energy Traders	546,839	0.2
Coal & Consumable Fuels	543,200	0.2
Specialty Stores	538,998	0.2
Distillers & Vintners	531,270	0.2
Multi-Sector Holdings	511,773	0.1
Tires & Rubber	475,000	0.1
Airlines	472,439	0.1
General Merchandise Stores	450,463	0.1
Photographic Products	417,683	0.1

Forest Products	414,045	0.1
Highways & Railtracks	399,730	0.1
Computer & Electronics Retail	388,064	0.1
Household Appliances	349,832	0.1
Marine	348,415	0.1
Electronic Manufacturing Services	330,200	0.1
Airport Services	314,488	0.1
Water Utilities	312,262	0.1
Trucking	291,806	0.1
Commercial Printing	251,424	0.1
Reinsurance	249,128	0.1
Office Services & Supplies	245,736	0.1
Homefurnishing Retail	245,414	0.1
Residential Apartments	242,833	0.1
Retail Regional Malls	236,490	0.1
Paper Packaging	233,999	0.1
Office	232,627	0.1
Specialized Consumer Services	230,958	0.1
Health Care Facilities	215,367	0.1
Technology Distributors	196,612	0.1
Metal & Glass Containers	188,472	0.1
Insurance Brokers	159,190	0.0
Education Services	154,118	0.0
Automotive Retail	153,462	0.0
Internet Retail	142,389	0.0
Distributors	131,247	0.0
Home Furnishings	130,678	0.0
Health Care Supplies	128,894	0.0
Retail Strip Centers	127,415	0.0
Diversified	117,750	0.0
Marine Ports & Services	112,816	0.0
Human Resource & Employment Services	109,823	0.0
Leisure Products	108,642	0.0
Housewares & Specialties	101,215	0.0
Catalog Retail	92,528	0.0
Footwear	89,930	0.0
Leisure Facilities	69,809	0.0
Industrial	69,550	0.0
Self Storage	40,615	0.0
Motorcycle Manufacturers	34,613	0.0
Food & Drug	34,359	0.0
Diversified Manufacturing	33,612	0.0
Financial	28,122	0.0
Textile	23,802	0.0
Agricultural Products	23,555	0.0
Food Distributors	22,435	0.0
Other Finance	14,329	0.0

	$337,795,681	96.7%

Van Kampen Global Franchise Fund

Portfolio of Investments March 31, 2006 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 98.2%
Canada 2.1%
Torstar Corp., Class B	2,449,226	$47,921,235

Finland 4.0%
Kone Oyj, Class B	2,155,152	88,720,121

France 9.0%
Groupe Danone	693,884	85,013,267
Pernod-Ricard, SA	305,510	58,533,700
Sanofi-Aventis, SA	623,949	59,356,383
		202,903,350

Netherlands 8.3%
Reed Elsevier NV	3,653,940	52,383,538
Royal Numico NV	1,212,931	53,665,676
Wolters Kluwer NV- CVA	3,246,120	80,957,785
		187,006,999

Spain 3.1%
Altadis, SA	1,524,931	68,375,512

Sweden 3.3%
Swedish Match AB	5,485,036	75,002,418

Switzerland 6.2%
Nestle, SA (Registered)	250,525	74,370,556
Novartis AG	1,173,571	65,265,905
		139,636,461

United Kingdom 35.3%
British American Tobacco Plc	7,078,712	171,441,755
Cadbury Schweppes Plc	12,504,381	124,267,572
Capital Radio Plc	3,821,114	15,202,852
Diageo Plc	5,482,374	86,344,773
GlaxoSmithKline Plc	2,366,428	61,877,019
Imperial Tobacco Group Plc	2,286,312	67,806,075
Reckitt Benckiser Plc	3,718,672	130,896,159
SMG Plc	13,249,961	20,085,360
Unilever Plc	5,308,797	54,326,409
WPP Group Plc	5,004,759	60,040,796
		792,288,770

1

United States 26.9%
Altria Group, Inc.	1,295,913	91,828,395
Bristol-Myers Squibb Co.	2,429,249	59,783,818
Brown-Forman Corp., Class B	874,950	67,344,901
Harley-Davidson, Inc.	1,066,673	55,338,995
Kellogg Co.	737,623	32,484,917
Kimberly-Clark Corp.	1,053,897	60,915,247
Merck & Co., Inc.	1,582,457	55,749,960
New York Times Co., Class A	1,835,917	46,467,059
Pfizer, Inc.	3,491,159	86,999,682
Scotts Miracle-Gro Co., Class A	1,019,917	46,671,402
		603,584,376

Total Long-Term Investments 98.2%
(Cost $1,715,571,075)		2,205,439,242

Repurchase Agreement 1.1%
State Street Bank & Trust Co. ($25,132,000 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 4.72%, dated 03/31/06, to be sold on 04/03/06 at $25,141,885) (Cost $25,132,000)		25,132,000

Total Investments 99.3%
(Cost $1,740,703,075)		2,230,571,242

Foreign Currency 0.3%
(Cost $7,171,079)		7,179,533

Other Assets in Excess of Liabilities 0.4%		7,628,785

Net Assets 100.0%		$2,245,379,560

Percentages are calculated as a percentage of net assets.
(a)		Non-income producing security as this stock currently does not declare dividends.
CVA	-	Certification Van Aandelen

Forward foreign currency contracts outstanding as of March 31, 2006:

	In		Unrealized
	Exchange	Current	Appreciation/
	For	Value	Depreciation
Short Contracts:
British Pound, 182,860,000 expiring 04/24/06	US$	$317,778,031	$3,400,930

2

Summary of Long-Term Investments by Industry Classification

		Percent of
Industry	Value	Net Assets
Tobacco	$474,454,155	21.1%
Packaged Foods & Meats	424,128,397	18.9
Pharmaceuticals	389,032,767	17.3
Household Products	238,482,807	10.6
Publishing	227,729,617	10.1
Distillers & Vintners	212,223,375	9.4
Industrial Machinery	88,720,121	4.0
Advertising	60,040,796	2.7
Motorcycle Manufacturers	55,338,995	2.5
Broadcasting & Cable TV	35,288,212	1.6
	$2,205,439,242	98.2%

3

Van Kampen Global Value Equity Fund

Portfolio of Investments March 31, 2006 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 96.7%
Australia 2.1%
Boral, Ltd.	359,248	$2,294,096
Foster’s Group, Ltd.	482,527	1,834,292
National Australia Bank, Ltd.	144,259	3,893,469
		8,021,857

Bermuda 2.6%
Tyco International, Ltd.	383,894	10,319,071

Cayman Islands 1.5%
XL Capital, Ltd.	91,004	5,834,266

France 6.7%
BNP Paribas, SA	6,675	598,998
BNP Paribas, SA (a)	65,450	6,079,537
France Telecom, SA	92,408	2,078,434
Lafarge, SA	44,313	5,021,014
Sanofi-Aventis	63,305	6,022,216
Total, SA	24,648	6,502,626
		26,302,825

Germany 1.7%
BASF, AG	26,770	2,098,946
BMW, AG	83,454	4,596,526
		6,695,472

Hong Kong 0.5%
Hong Kong Electric Holdings, Ltd.	421,000	1,977,723

Ireland 2.8%
Bank of Ireland	319,032	5,934,598
Kerry Group Plc, Ser A	216,200	5,192,877
		11,127,475

Italy 1.8%
ENI S.p.A.	253,077	7,201,110

Japan 8.2%
Canon, Inc.	80,400	5,321,291
Fuji Photo Film Co., Ltd.	15,500	517,545
Kao Corp.	165,000	4,345,794
Mitsui Sumitomo Insurance Co., Ltd.	191,000	2,598,054
Nissan Motor Co., Ltd.	325,000	3,860,238
Sumitomo Electric Industries, Ltd.	342,000	5,419,116

Takeda Pharmaceutical Co., Ltd.	109,900	6,265,327
Yamanouchi Pharmaceutical Co., Ltd.	100,700	3,824,376
		32,151,741

Netherlands 4.9%
Koninklijke Royal Philips Electronics, NV	55,933	1,890,451
Unilever, NV CVA	81,960	5,691,218
Wolters Kluwer, NV CVA	130,013	3,242,506
		10,824,175

New Zealand 0.7%
Telecom Corp.	809,579	2,761,008

Spain 2.0%
Banco Bilbao Vizcaya Argentaria, SA	206,629	4,311,944
Telefonica, SA	216,950	3,404,694
		7,716,638

Switzerland 3.0%
Novartis, AG	33,418	1,858,478
Syngenta, AG (Registered)	33,631	4,726,115
UBS, AG (Registered)	45,496	4,997,528
		11,582,121

Taiwan-Republic of China 0.7%
Chunghwa Telecom Co., Ltd. - ADR	145,460	2,849,561

United Kingdom 19.4%
Amvescap Plc	274,275	2,558,940
BAA Plc	218,842	3,151,990
Barclays Plc	470,635	5,507,080
Cadbury Schweppes Plc	861,996	8,566,450
Diageo Plc	277,489	4,370,319
GlaxoSmithKline Plc	389,136	10,175,072
Imperial Tobacco Group Plc	225,522	6,688,397
Reed Elsevier Plc	656,433	6,295,483
Rentokil Initial Plc	511,506	1,386,357
Rolls-Royce Group Plc	49,551,791	87,813
Rolls-Royce Group Plc	902,986	7,185,320
Royal Bank of Scotland Group Plc	200,992	6,540,578
Royal Dutch Shell PLC, Class A - ADR	132,985	8,279,646
Vodafone Group Plc	3,459,984	7,243,705
William Morrison Supermarkets Plc	1,152,853	3,805,635
WPP Group Plc	189,490	2,273,262
		84,116,047

United States 37.3%
Alcoa, Inc.	99,534	3,041,759
Altria Group, Inc.	114,957	8,145,853
American Electric Power Co., Inc.	98,784	3,360,632
American International Group, Inc.	32,293	2,134,244
AT&T, Inc.	74,676	2,019,239
BJ’s Wholesale Club, Inc. (a)	112,304	3,538,699
Boeing Co.	147,224	11,473,166

Bristol-Myers Squibb Co.	184,108	4,530,898
CBS Corp., Class B	49,858	1,195,595
ChevronTexaco Corp.	74,477	4,317,432
Citigroup, Inc.	319,221	15,076,808
EMC Corp. (a)	216,622	2,952,558
Exxon Mobil Corp.	28,649	1,743,578
First Data Corp.	90,955	4,258,513
Freddie Mac	84,626	5,162,186
General Dynamics Corp.	31,728	2,029,957
Hewlett-Packard Co.	112,773	3,710,232
International Business Machines Corp.	101,448	8,366,417
McDonald’s Corp.	145,005	4,982,372
Mellon Financial Corp.	134,324	4,781,934
Merrill Lynch & Co., Inc.	74,418	5,861,162
New York Times Co., Class A	54,683	1,384,027
Northrop Grumman Corp.	54,562	3,726,039
Pfizer, Inc.	252,827	6,300,449
Saint Paul Travelers, Inc.	143,329	5,989,719
Schering-Plough Corp.	409,172	7,770,176
SK Telecome Co., Ltd.- ADR	140,407	3,312,201
Verizon Communications, Inc.	108,904	3,709,270
Viacom, Inc., Class B (a)	49,858	1,934,490
Wyeth, Inc.	173,701	8,427,973
Xerox Corp. (a)	262,547	3,990,714
		149,228,292

Total Long-Term Investments 96.7% (Cost $306,058,823)		378,709,382

Repurchase Agreement 1.4%

State Street Bank & Trust Co. ($5,529,000 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 4.72%, dated 03/31/06, to be sold on 04/03/06 at $5,531,175)		5,529,000
(Cost $5,529,000)

Total Investments 98.1% (Cost $311,587,823)		384,238,382

Foreign Currency 0.3% (Cost $1,303,777)		1,308,546

Other Assets in Excess of Liabilities 1.6%		6,133,232

Net Assets 100.0%		$391,680,160

Percentages are calculated as a percentage of net assets.
(a)		Non-income producing security as this stock currently does not declare dividends.
ADR	-	American Depositary Receipt
CVA	-	Certification Van Aandelen

Summary of Long-Term Investments by Industry Classification (Unaudited)

Industry	Market Value	Percent of Net Assets
Pharmaceuticals	$55,174,965	14.1%
Diversified Banks	32,866,203	8.4
Integrated Oil & Gas	28,044,392	7.2
Aerospace & Defense	24,502,295	6.3
Packaged Foods & Meats	19,450,545	5.0
Integrated Telecommunication Services	16,822,207	4.3
Other Diversified Financial Services	15,076,808	3.8
Tobacco	14,834,250	3.8
Property & Casualty Insurance	14,422,040	3.7
Computer Hardware	12,076,648	3.1
Publishing	10,922,016	2.8
Wireless Telecommunication Services	10,555,906	2.7
Industrial Conglomerates	10,319,071	2.6
Office Electronics	9,312,006	2.4
Automobile Manufacturers	8,456,764	2.1
Asset Management & Custody Banks	7,340,874	1.9
Construction Materials	7,315,110	1.9
Investment Banking & Brokerage	5,861,162	1.5
Electrical Components & Equipment	5,419,116	1.4
Electric Utilities	5,338,355	1.3
Thrifts & Mortgage Finance	5,162,186	1.3
Diversified Capital Markets	4,997,528	1.3
Restaurants	4,982,372	1.3
Fertilizers & Agricultural Chemicals	4,726,115	1.2
Distillers & Vintners	4,370,319	1.1
Household Products	4,345,794	1.1
Data Processing & Outsourced Services	4,258,513	1.1
Food Retail	3,805,635	1.0
Hypermarkets & Super Centers	3,538,699	0.9
Airport Services	3,151,990	0.8
Aluminum	3,041,759	0.8
Computer Storage & Peripherals	2,952,558	0.7
Advertising	2,273,262	0.6
Multi-line Insurance	2,134,244	0.5
Diversified Chemicals	2,098,946	0.5
Movies & Entertainment	1,934,490	0.5
Consumer Electronics	1,890,450	0.5
Brewers	1,834,292	0.5
Environmental & Facilities Services	1,386,357	0.3
Broadcasting & Cable TV	1,195,595	0.3
Photographic Products	517,545	0.1
	$378,709,382	96.7%

Item 2. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3. Exhibits.

(a)           A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)           A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Series Funds, Inc.

By:	/s/ Ronald E. Robison
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 18, 2006

By:	/s/ Phillip G. Goff
Name: Phillip G. Goff
Title: Principal Financial Officer
Date: May 18, 2006